DODGE & COX STOCK FUND
September 30, 2021
Portfolio of Investments (unaudited)
Common Stocks: 98.9%
	Shares	Value
Communication Services: 14.5%
Media & Entertainment: 13.4%
Alphabet, Inc., Class A(a)	63,300	$ 169,233,816
Alphabet, Inc., Class C(a)	1,280,953	3,414,136,841
Charter Communications, Inc., Class A(a)	3,194,086	2,323,889,210
Comcast Corp., Class A	47,521,894	2,657,899,531
DISH Network Corp., Class A(a)	24,767,964	1,076,415,716
Facebook, Inc., Class A(a)	2,475,000	839,990,250
Fox Corp., Class A	30,447,575	1,221,252,233
Fox Corp., Class B	8,640,633	320,740,297
News Corp., Class A	7,963,490	187,380,920
		12,210,938,814
Telecommunication Services: 1.1%
T-Mobile U.S., Inc.(a)	7,712,137	985,302,623
		13,196,241,437
Consumer Discretionary: 2.9%
Automobiles & Components: 1.0%
Honda Motor Co., Ltd. ADR (Japan)	29,518,500	905,332,395
Consumer Services: 1.1%
Booking Holdings, Inc.(a)	437,280	1,038,045,873
Retailing: 0.8%
Qurate Retail, Inc., Series A(a)(b)	33,190,514	338,211,338
The Gap, Inc.	16,248,400	368,838,680
		707,050,018
		2,650,428,286
Consumer Staples: 0.9%
Food, Beverage & Tobacco: 0.9%
Molson Coors Beverage Company, Class B(b)	18,164,725	842,479,946
Energy: 8.0%
APA Corp.(b)	9,813,899	210,311,856
Baker Hughes Co., Class A	33,081,750	818,111,677
ConocoPhillips	15,011,358	1,017,319,732
Halliburton Co.	6,548,867	141,586,505
Hess Corp.	7,934,882	619,793,633
Occidental Petroleum Corp.(b)	70,445,026	2,083,763,869
Occidental Petroleum Corp., Warrant(a)(b)	9,394,990	111,330,631
Schlumberger, Ltd. (Curacao/United States)	33,058,645	979,858,238
The Williams Companies, Inc.	50,955,900	1,321,796,046
		7,303,872,187
Financials: 26.1%
Banks: 7.3%
Bank of America Corp.	46,581,600	1,977,388,920
Truist Financial Corp.	9,628,544	564,714,105
Wells Fargo & Co.	87,699,641	4,070,140,339
		6,612,243,364
Diversified Financials: 15.0%
American Express Co.	8,357,200	1,400,081,716
Bank of New York Mellon Corp.	39,156,624	2,029,879,388
Capital One Financial Corp.(b)	22,222,713	3,599,412,825
Charles Schwab Corp.	48,399,300	3,525,405,012
Goldman Sachs Group, Inc.	4,791,700	1,811,406,351
State Street Corp.	15,885,200	1,345,794,144
		13,711,979,436
Insurance: 3.8%
Aegon NV, NY Shs (Netherlands)	80,036,842	407,387,526

	Shares	Value
Brighthouse Financial, Inc.(a)(b)	6,648,863	$ 300,728,073
Lincoln National Corp.	3,466,980	238,354,875
MetLife, Inc.	40,943,600	2,527,448,428
		3,473,918,902
		23,798,141,702
Health Care: 19.2%
Health Care Equipment & Services: 4.9%
Cigna Corp.	11,306,872	2,263,183,500
CVS Health Corp.	9,736,400	826,230,904
Medtronic PLC (Ireland/United States)	3,051,000	382,442,850
UnitedHealth Group, Inc.	2,582,860	1,009,226,716
		4,481,083,970
Pharmaceuticals, Biotechnology & Life Sciences: 14.3%
Alnylam Pharmaceuticals, Inc.(a)	3,109,177	587,043,709
BioMarin Pharmaceutical, Inc.(a)	8,986,725	694,583,975
Bristol-Myers Squibb Co.	18,197,339	1,076,736,549
Elanco Animal Health, Inc.(a)	2,426,827	77,391,513
Gilead Sciences, Inc.	25,138,812	1,755,946,018
GlaxoSmithKline PLC ADR (United Kingdom)	58,806,872	2,247,010,579
Incyte Corp.(a)	9,830,300	676,128,034
Novartis AG ADR (Switzerland)	20,013,900	1,636,736,742
Roche Holding AG ADR (Switzerland)	25,137,499	1,143,002,080
Sanofi ADR (France)	65,365,828	3,151,286,568
		13,045,865,767
		17,526,949,737
Industrials: 8.0%
Capital Goods: 6.0%
Carrier Global Corp.	12,957,879	670,699,817
Johnson Controls International PLC(b) (Ireland/United States)	33,801,317	2,301,193,661
Otis Worldwide Corp.	4,313,250	354,894,210
Raytheon Technologies Corp.	24,503,500	2,106,320,860
		5,433,108,548
Transportation: 2.0%
FedEx Corp.	8,495,262	1,862,926,004
		7,296,034,552
Information Technology: 18.4%
Semiconductors & Semiconductor Equipment: 1.7%
Microchip Technology, Inc.	10,214,033	1,567,751,925
Software & Services: 6.7%
Cognizant Technology Solutions Corp., Class A	19,158,077	1,421,720,894
Fiserv, Inc.(a)	16,058,900	1,742,390,650
Micro Focus International PLC ADR(b) (United Kingdom)	22,724,028	123,618,713
Microsoft Corp.	7,375,000	2,079,160,000
VMware, Inc., Class A(a)	5,207,000	774,280,900
		6,141,171,157
Technology, Hardware & Equipment: 10.0%
Cisco Systems, Inc.	31,080,187	1,691,694,578
Dell Technologies, Inc., Class C(a)	22,181,217	2,307,733,817
Hewlett Packard Enterprise Co.(b)	76,957,049	1,096,637,948
HP Inc.(b)	72,926,037	1,995,256,372
Juniper Networks, Inc.(b)	29,015,165	798,497,341
TE Connectivity, Ltd. (Switzerland)	8,813,775	1,209,426,206
		9,099,246,262
		16,808,169,344
1 / Dodge & Cox Stock Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
September 30, 2021
Common Stocks (continued)
	Shares	Value
Materials: 0.9%
Celanese Corp.	4,607,198	$ 694,028,307
LyondellBasell Industries NV, Class A (Netherlands)	1,383,363	129,828,617
		823,856,924
Total Common Stocks (Cost $56,626,023,250)		$90,246,174,115
Short-Term Investments: 1.0%
	Par Value/ Shares	Value
Repurchase Agreements: 0.6%
Fixed Income Clearing Corporation(c) 0.000%, dated 9/30/21, due 10/1/21, maturity value $566,084,000	566,084,000	$ 566,084,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	370,018,435	370,018,435
Total Short-Term Investments (Cost $936,102,435)		$ 936,102,435
Total Investments In Securities (Cost $57,562,125,685)	99.9%	$91,182,276,550
Other Assets Less Liabilities	0.1%	57,313,032
Net Assets	100.0%	$91,239,589,582
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.875%, 9/30/26. Total collateral value is $577,405,715.
In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended September 30, 2021. Further detail on these holdings and related activity during the period appear below.
See accompanying Notes to Portfolio of Investments	Dodge & Cox Stock Fund / 2

Portfolio of Investments (unaudited)
September 30, 2021
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 8.4%
Consumer Discretionary 0.4%
Qurate Retail, Inc., Series A(a)	$ 382,066,188	$ —	$ (21,909,550)	$ (3,432,381)	$ (18,512,919)	$ 338,211,338	$ —
Consumer Staples 0.9%
Molson Coors Beverage Company, Class B	806,502,541	15,542,408	—	—	20,434,997	842,479,946	6,176,007
Energy 2.4%
APA Corp.	441,634,079	—	(475,529,007)	(854,582,192)	1,098,788,976	— (b)	1,857,045
Concho Resources, Inc.	639,819,420	—	(718,945,814)	(6,179,723)	85,306,117	— (b)	—
Occidental Petroleum Corp.	1,254,359,214	16,718,886	(76,466,619)	(40,344,784)	929,497,172	2,083,763,869	2,100,533
Occidental Petroleum Corp., Warrant(a)	63,979,882	—	—	—	47,350,749	111,330,631	—
						2,195,094,500
Financials 0.3%
Brighthouse Financial, Inc.(a)	240,722,085	—	—	—	60,005,988	300,728,073	—
Capital One Financial Corp.	3,003,993,475	32,522,414	(1,108,191,732)	548,454,606	1,122,634,062	— (b)	47,067,906
						300,728,073
Industrials 0.0%
Johnson Controls International PLC	1,864,965,879	—	(372,588,602)	133,632,312	675,184,072	— (b)	27,821,057
Information Technology 4.4%
Hewlett Packard Enterprise Co.	1,132,526,363	80,825,944	(389,993,026)	161,921,779	111,356,888	1,096,637,948	29,722,396
HP Inc.	2,225,403,287	—	(527,815,677)	237,200,074	60,468,688	1,995,256,372	45,496,994
Juniper Networks, Inc.	653,131,364	—	—	—	145,365,977	798,497,341	17,409,099
Micro Focus International PLC ADR	129,754,200	—	—	—	(6,135,487)	123,618,713	4,631,066
						4,014,010,374
				176,669,691	4,331,745,280	7,690,524,231	182,282,103
Preferred Stocks 0.0%
Consumer Discretionary 0.0%
Qurate Retail, Inc., 8.00%, 3/15/2031	56,621,467	—	(57,740,251)	3,828,806	(2,710,022)	—	50,394
				$ 180,498,497	$4,329,035,258	$7,690,524,231	$182,332,497
(a)	Non-income producing
(b)	Company was not an affiliate at period end
3 / Dodge & Cox Stock Fund	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■	Level 1: Quoted prices in active markets for identical securities
■	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2021:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$13,196,241,437	$ —
Consumer Discretionary	2,650,428,286	—
Consumer Staples	842,479,946	—
Energy	7,303,872,187	—
Financials	23,798,141,702	—
Health Care	17,526,949,737	—
Industrials	7,296,034,552	—
Information Technology	16,808,169,344	—
Materials	823,856,924	—
Short-Term Investments
Repurchase Agreements	—	566,084,000
Money Market Fund	370,018,435	—
Total Securities	$90,616,192,550	$566,084,000
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
Dodge & Cox Stock Fund / 4

DODGE & COX GLOBAL STOCK FUND
September 30, 2021
Consolidated Portfolio of Investments (unaudited)
Common Stocks: 95.1%
	Shares	Value
Communication Services: 15.6%
Media & Entertainment: 14.8%
Alphabet, Inc., Class C(a) (United States)	124,299	$ 331,295,368
Baidu, Inc. ADR(a) (Cayman Islands/China)	955,000	146,831,250
Charter Communications, Inc., Class A(a) (United States)	425,097	309,283,573
Comcast Corp., Class A (United States)	6,161,200	344,595,916
DISH Network Corp., Class A(a) (United States)	1,759,200	76,454,832
Facebook, Inc., Class A(a) (United States)	257,100	87,257,169
Fox Corp., Class A (United States)	2,541,300	101,931,543
Grupo Televisa SAB ADR (Mexico)	10,315,600	113,265,288
Television Broadcasts, Ltd.(a) (Hong Kong)	2,101,000	1,656,871
		1,512,571,810
Telecommunication Services: 0.8%
T-Mobile U.S., Inc.(a) (United States)	630,700	80,578,232
		1,593,150,042
Consumer Discretionary: 6.3%
Automobiles & Components: 1.1%
Honda Motor Co., Ltd. (Japan)	3,733,600	115,145,412
Consumer Services: 0.6%
Booking Holdings, Inc.(a) (United States)	24,800	58,871,976
Retailing: 4.6%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	1,234,100	182,708,505
JD.com, Inc. ADR(a) (Cayman Islands/China)	1,145,146	82,725,347
Naspers, Ltd., Class N (South Africa)	270,228	44,530,317
Prosus NV, Class N(a) (Netherlands)	1,745,046	137,436,674
Qurate Retail, Inc., Series A(a) (United States)	2,299,892	23,435,899
		470,836,742
		644,854,130
Consumer Staples: 2.5%
Food & Staples Retailing: 0.5%
MAGNIT PJSC (Russia)	610,500	50,941,324
Food, Beverage & Tobacco: 2.0%
Anheuser-Busch InBev SA NV (Belgium)	1,637,100	92,460,240
Molson Coors Beverage Company, Class B (United States)	2,374,000	110,106,120
		202,566,360
		253,507,684
Energy: 6.6%
APA Corp. (United States)	490,859	10,519,108
Occidental Petroleum Corp. (United States)	7,285,763	215,512,870
Occidental Petroleum Corp., Warrant(a) (United States)	939,445	11,132,423
Ovintiv, Inc. (United States)	5,235,438	172,141,202
Schlumberger, Ltd. (Curacao/United States)	1,644,400	48,740,016
Suncor Energy, Inc. (Canada)	10,678,600	221,474,164
		679,519,783

	Shares	Value
Financials: 24.2%
Banks: 14.0%
Axis Bank, Ltd.(a) (India)	16,844,200	$ 173,610,483
Banco Santander SA(a) (Spain)	70,750,494	256,265,687
Barclays PLC (United Kingdom)	55,205,000	140,794,061
BNP Paribas SA (France)	2,861,700	183,307,385
Credicorp, Ltd. (Bermuda/Peru)	917,800	101,820,732
ICICI Bank, Ltd. (India)	25,160,936	236,860,382
Standard Chartered PLC (United Kingdom)	12,113,877	70,994,661
Wells Fargo & Co. (United States)	5,633,173	261,435,559
		1,425,088,950
Diversified Financials: 6.9%
Bank of New York Mellon Corp. (United States)	1,489,000	77,189,760
Capital One Financial Corp. (United States)	917,897	148,671,777
Charles Schwab Corp. (United States)	2,038,800	148,506,192
Credit Suisse Group AG (Switzerland)	13,633,199	135,170,253
Jackson Financial Inc., Class A(a) (United States)	1,867,497	48,554,922
UBS Group AG (Switzerland)	9,411,300	150,392,362
		708,485,266
Insurance: 3.3%
Aegon NV (Netherlands)	11,398,345	58,518,789
Aviva PLC (United Kingdom)	25,220,320	134,233,494
MetLife, Inc. (United States)	1,157,000	71,421,610
Prudential PLC (United Kingdom)	3,779,900	73,377,930
		337,551,823
		2,471,126,039
Health Care: 18.0%
Health Care Equipment & Services: 3.1%
Cigna Corp. (United States)	647,738	129,651,238
CVS Health Corp. (United States)	783,800	66,513,268
Fresenius Medical Care AG & Co. (Germany)	289,957	20,433,750
UnitedHealth Group, Inc. (United States)	257,200	100,498,328
		317,096,584
Pharmaceuticals, Biotechnology & Life Sciences: 14.9%
Alnylam Pharmaceuticals, Inc.(a) (United States)	462,500	87,324,625
Bayer AG (Germany)	1,075,520	58,660,891
BioMarin Pharmaceutical, Inc.(a) (United States)	824,500	63,725,605
GlaxoSmithKline PLC (United Kingdom)	19,090,200	360,337,332
Incyte Corp.(a) (United States)	1,335,400	91,848,812
Novartis AG (Switzerland)	3,197,600	262,331,776
Roche Holding AG (Switzerland)	647,600	236,311,641
Sanofi (France)	3,754,057	361,382,724
		1,521,923,406
		1,839,019,990
Industrials: 5.7%
Capital Goods: 4.1%
Carrier Global Corp. (United States)	944,500	48,887,320
Johnson Controls International PLC (Ireland/United States)	774,903	52,755,396
Mitsubishi Electric Corp. (Japan)	11,239,500	156,323,596
Raytheon Technologies Corp. (United States)	1,900,800	163,392,768
		421,359,080
1 / Dodge & Cox Global Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
September 30, 2021
Common Stocks (continued)
	Shares	Value
Transportation: 1.6%
FedEx Corp. (United States)	717,400	$ 157,318,646
		578,677,726
Information Technology: 9.4%
Semiconductors & Semiconductor Equipment: 1.0%
Microchip Technology, Inc. (United States)	683,000	104,833,670
Software & Services: 3.8%
Cognizant Technology Solutions Corp., Class A (United States)	1,031,800	76,569,878
Fiserv, Inc.(a) (United States)	914,600	99,234,100
Micro Focus International PLC (United Kingdom)	2,738,099	15,062,990
Microsoft Corp. (United States)	463,600	130,698,112
VMware, Inc., Class A(a) (United States)	423,500	62,974,450
		384,539,530
Technology, Hardware & Equipment: 4.6%
Cisco Systems, Inc. (United States)	1,023,400	55,703,662
Dell Technologies, Inc., Class C(a) (United States)	2,560,743	266,419,702
HP Inc. (United States)	1,253,300	34,290,288
Juniper Networks, Inc. (United States)	1,951,968	53,718,160
TE Connectivity, Ltd. (Switzerland)	435,415	59,747,646
		469,879,458
		959,252,658
Materials: 6.0%
Celanese Corp. (United States)	672,200	101,260,208
GLENCORE PLC (Jersey/United Kingdom)	34,373,446	162,330,830
Holcim, Ltd. (Switzerland)	1,133,362	54,526,653
LyondellBasell Industries NV, Class A (Netherlands)	125,617	11,789,155
Mitsubishi Chemical Holdings Corp. (Japan)	5,151,900	47,075,900
Nutrien, Ltd. (Canada)	2,547,100	165,128,493
Teck Resources, Ltd., Class B (Canada)	2,935,800	73,130,778
		615,242,017
Real Estate: 0.8%
Daito Trust Construction Co., Ltd. (Japan)	483,100	56,403,469
Hang Lung Group, Ltd. (Hong Kong)	12,913,700	30,107,719
		86,511,188
Total Common Stocks (Cost $7,441,631,699)		$9,720,861,257
Preferred Stocks: 3.0%
	Par Value/ Shares	Value
Financials: 1.9%
Banks: 1.9%
Itau Unibanco Holding SA, Pfd (Brazil)	37,379,293	$198,573,740
Information Technology: 1.1%
Technology, Hardware & Equipment: 1.1%
Samsung Electronics Co., Ltd., Pfd (South Korea)	1,851,830	108,392,317
Total Preferred Stocks (Cost $189,821,393)		$306,966,057
Convertible Debt Securities: 0.1%
	Par Value	Value
Corporate: 0.1%
Financials: 0.1%
Credit Suisse Group Guernsey VII Ltd(b) (Guernsey/Switzerland)	5,626,000	$6,459,381
Total Convertible Debt Securities (Cost $6,195,012)		$6,459,381
Short-Term Investments: 1.5%
	Par Value/ Shares	Value
Repurchase Agreements: 1.1%
Fixed Income Clearing Corporation(c) 0.000%, dated 9/30/21, due 10/1/21, maturity value $112,084,000	$112,084,000	$ 112,084,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	41,205,802	41,205,802
Total Short-Term Investments (Cost $153,289,802)		$ 153,289,802
Total Investments In Securities (Cost $7,790,937,906)	99.7%	$10,187,576,497
Other Assets Less Liabilities	0.3%	28,330,917
Net Assets	100.0%	$10,215,907,414
(a)	Non-income producing
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.875%, 9/30/26. Total collateral value is $114,325,727.
In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox Global Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)
September 30, 2021
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index— Long Position	1,667	12/17/21	$78,165,637	$(2,259,886)
Yen Denominated Nikkei 225 Index— Long Position	357	12/9/21	47,000,696	(1,214,488)
				$(3,474,374)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CHF: Swiss Franc
Bank of America	10/20/21	USD	8,102,132	CHF	7,399,562	$ 159,195
Bank of America	10/20/21	USD	8,109,429	CHF	7,400,214	165,792
Bank of America	10/20/21	USD	8,113,365	CHF	7,402,443	167,336
Bank of America	10/20/21	USD	8,104,442	CHF	7,399,550	161,518
Bank of America	10/20/21	USD	8,104,000	CHF	7,399,557	161,069
JPMorgan	10/20/21	USD	8,102,950	CHF	7,399,557	160,018
JPMorgan	10/20/21	USD	8,109,531	CHF	7,400,223	165,885
JPMorgan	10/20/21	USD	8,103,558	CHF	7,399,561	160,622
State Street	10/20/21	USD	8,111,533	CHF	7,401,333	166,695
Bank of America	11/17/21	USD	4,143,286	CHF	3,769,508	94,228
Citibank	11/17/21	USD	4,142,658	CHF	3,769,500	93,609
Citibank	11/17/21	USD	4,144,890	CHF	3,769,500	95,841
Citibank	11/17/21	USD	4,141,163	CHF	3,769,502	92,112
Citibank	11/17/21	USD	4,141,434	CHF	3,769,500	92,385
Citibank	11/17/21	USD	4,141,432	CHF	3,769,502	92,380
State Street	11/17/21	USD	4,143,361	CHF	3,769,496	94,316
State Street	11/17/21	USD	4,141,280	CHF	3,769,500	92,231
State Street	11/17/21	USD	4,141,776	CHF	3,769,496	92,731
State Street	11/17/21	USD	4,143,374	CHF	3,769,496	94,329
Citibank	12/15/21	USD	9,469,104	CHF	8,702,419	114,158
Citibank	12/15/21	USD	9,467,053	CHF	8,702,418	112,108
Citibank	12/15/21	USD	9,461,411	CHF	8,702,426	106,457
JPMorgan	12/15/21	USD	9,461,650	CHF	8,702,447	106,674
JPMorgan	12/15/21	USD	9,466,789	CHF	8,702,431	111,830
JPMorgan	12/15/21	USD	9,466,893	CHF	8,702,432	111,933
State Street	12/15/21	USD	9,468,520	CHF	8,702,427	113,565
CNH: Chinese Yuan Renminbi
Goldman Sachs	10/27/21	USD	12,720,309	CNH	90,000,000	(1,215,769)
HSBC	10/27/21	USD	14,689,104	CNH	103,000,000	(1,259,962)
HSBC	10/27/21	CNH	134,000,000	USD	18,536,450	2,212,820
HSBC	10/27/21	USD	12,723,546	CNH	90,000,000	(1,212,532)
JPMorgan	10/27/21	USD	20,913,864	CNH	145,000,000	(1,538,705)
UBS	10/27/21	CNH	134,000,000	USD	18,541,580	2,207,690
UBS	10/27/21	USD	20,920,502	CNH	145,000,000	(1,532,067)
Citibank	11/17/21	USD	13,602,900	CNH	92,408,580	(682,493)
Citibank	11/17/21	USD	14,753,305	CNH	98,766,000	(514,878)
JPMorgan	11/17/21	CNH	142,280,000	USD	21,587,013	407,976
Morgan Stanley	11/17/21	CNH	142,280,000	USD	21,563,783	431,205
State Street	11/17/21	USD	13,816,123	CNH	93,808,710	(685,715)
State Street	11/17/21	USD	13,800,472	CNH	93,808,710	(701,366)
JPMorgan	12/15/21	USD	13,503,859	CNH	89,220,000	(257,534)
Morgan Stanley	12/15/21	USD	13,501,816	CNH	89,220,000	(259,578)
HSBC	1/26/22	USD	9,113,221	CNH	64,397,667	(786,553)
JPMorgan	1/26/22	USD	9,135,069	CNH	64,397,666	(764,706)
JPMorgan	1/26/22	USD	9,093,789	CNH	64,397,667	(805,985)
Morgan Stanley	1/26/22	USD	23,998,800	CNH	160,000,000	(597,803)
Goldman Sachs	3/16/22	CNH	60,780,000	USD	9,151,134	156,842
HSBC	3/16/22	USD	16,202,448	CNH	107,500,000	(260,325)
HSBC	3/16/22	USD	16,189,759	CNH	107,500,000	(273,014)
HSBC	3/16/22	CNH	60,780,000	USD	9,125,715	182,260
Citibank	4/27/22	USD	65,331,621	CNH	432,528,000	(694,122)
Goldman Sachs	4/27/22	CNH	68,371,000	USD	9,498,611	938,277
3 / Dodge & Cox Global Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
September 30, 2021
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Goldman Sachs	4/27/22	USD	9,234,784	CNH	64,264,860	$ (575,298)
HSBC	4/27/22	USD	5,378,709	CNH	38,525,000	(502,163)
HSBC	4/27/22	USD	5,296,950	CNH	37,950,000	(496,147)
HSBC	4/27/22	USD	5,374,581	CNH	38,525,000	(506,290)
HSBC	4/27/22	CNH	173,000,000	USD	24,116,540	2,292,048
HSBC	4/27/22	USD	9,230,132	CNH	65,238,570	(728,588)
HSBC	4/27/22	USD	9,369,992	CNH	65,238,570	(588,728)
JPMorgan	4/27/22	CNH	68,371,000	USD	9,524,015	912,872
HSBC	6/22/22	USD	24,891,772	CNH	163,870,000	(18,491)
HSBC	6/22/22	USD	24,892,150	CNH	163,870,000	(18,113)
HSBC	7/20/22	USD	40,347,598	CNH	267,661,930	(256,468)
JPMorgan	7/20/22	USD	40,385,342	CNH	267,661,930	(218,724)
Goldman Sachs	7/27/22	USD	16,793,687	CNH	124,500,000	(2,083,263)
HSBC	7/27/22	CNH	62,500,000	USD	8,664,911	811,470
HSBC	7/27/22	CNH	62,500,000	USD	8,669,718	806,662
UBS	7/27/22	USD	16,793,687	CNH	124,500,000	(2,083,263)
JPMorgan	8/24/22	USD	13,573,637	CNH	90,000,000	(44,710)
JPMorgan	8/24/22	USD	13,590,034	CNH	90,000,000	(28,313)
UBS	8/24/22	USD	8,538,529	CNH	56,554,520	(19,016)
HSBC	10/26/22	USD	10,530,691	CNH	76,000,000	(919,231)
HSBC	10/26/22	USD	10,535,071	CNH	76,000,000	(914,852)
HSBC	1/11/23	USD	23,098,202	CNH	167,000,000	(1,941,768)
Unrealized gain on currency forward contracts						14,539,139
Unrealized loss on currency forward contracts						(25,986,533)
Net unrealized loss on currency forward contracts						$(11,447,394)
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox Global Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Convertible debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Equity total return swaps are valued using prices received from independent pricing services which utilize market quotes from underlying reference instruments. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■	Level 1: Quoted prices in active markets for identical securities
■	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2021:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$1,591,493,171	$ 1,656,871
Consumer Discretionary	347,741,727	297,112,403
Consumer Staples	110,106,120	143,401,564
Energy	679,519,783	—
Financials	857,600,552	1,613,525,487
Health Care	539,561,876	1,299,458,114
Industrials	422,354,130	156,323,596
Information Technology	944,189,668	15,062,990
Materials	351,308,634	263,933,383
Real Estate	—	86,511,188
5 / Dodge & Cox Global Stock Fund

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Preferred Stocks
Financials	$ 198,573,740	$ —
Information Technology	—	108,392,317
Convertible Debt Securities
Corporate	—	6,459,381
Short-Term Investments
Repurchase Agreements	—	112,084,000
Money Market Fund	41,205,802	—
Total Securities	$6,083,655,203	$4,103,921,294
Other Investments
Futures Contracts
Depreciation	$ (3,474,374)	$ —
Currency Forward Contracts
Appreciation	—	14,539,139
Depreciation	—	(25,986,533)
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
Dodge & Cox Global Stock Fund / 6

DODGE & COX INTERNATIONAL STOCK FUND
September 30, 2021
Consolidated Portfolio of Investments (unaudited)
Common Stocks: 91.8%
	Shares	Value
Communication Services: 6.3%
Media & Entertainment: 2.9%
Baidu, Inc. ADR(a) (Cayman Islands/China)	4,598,321	$ 706,991,854
Grupo Televisa SAB ADR (Mexico)	46,380,780	509,260,964
Television Broadcasts, Ltd.(a)(b) (Hong Kong)	38,464,400	30,333,441
		1,246,586,259
Telecommunication Services: 3.4%
America Movil SAB de CV, Series L (Mexico)	188,361,711	166,720,852
Liberty Global PLC, Class A(a) (United Kingdom)	7,748,451	230,903,840
Liberty Global PLC, Class C(a) (United Kingdom)	15,977,142	470,686,603
Millicom International Cellular SA SDR(a) (Luxembourg)	4,851,184	175,563,720
Vodafone Group PLC (United Kingdom)	292,342,567	442,209,049
		1,486,084,064
		2,732,670,323
Consumer Discretionary: 9.9%
Automobiles & Components: 3.3%
Bayerische Motoren Werke AG (Germany)	1,872,501	179,729,968
Honda Motor Co., Ltd. (Japan)	35,591,755	1,097,661,047
Yamaha Motor Co., Ltd. (Japan)	6,299,800	175,416,482
		1,452,807,497
Consumer Services: 1.0%
Booking Holdings, Inc.(a) (United States)	176,200	418,275,894
Retailing: 5.6%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	5,520,500	817,310,025
JD.com, Inc. ADR(a) (Cayman Islands/China)	7,674,748	554,423,796
Naspers, Ltd., Class N (South Africa)	1,585,397	261,254,312
Prosus NV, Class N(a) (Netherlands)	10,228,593	805,585,528
		2,438,573,661
		4,309,657,052
Consumer Staples: 4.1%
Food & Staples Retailing: 0.6%
MAGNIT PJSC (Russia)	3,293,785	274,839,918
Food, Beverage & Tobacco: 3.0%
Anheuser-Busch InBev SA NV (Belgium)	8,746,800	494,002,338
Imperial Brands PLC (United Kingdom)	38,224,397	797,718,346
		1,291,720,684
Household & Personal Products: 0.5%
Beiersdorf AG (Germany)	1,900,000	205,416,992
		1,771,977,594
Energy: 7.5%
Equinor ASA (Norway)	18,113,934	461,604,270
Ovintiv, Inc.(b) (United States)	13,526,547	444,752,865
Schlumberger, Ltd. (Curacao/United States)	8,913,024	264,182,031
Suncor Energy, Inc. (Canada)	35,984,154	746,311,354
TC Energy Corp. (Canada)	9,688,000	465,895,920
TotalEnergies SE (France)	19,124,470	916,427,008
		3,299,173,448

	Shares	Value
Financials: 25.4%
Banks: 16.6%
Axis Bank, Ltd.(a) (India)	82,967,250	$ 855,130,213
Banco Santander SA(a) (Spain)	338,236,460	1,225,127,824
Barclays PLC (United Kingdom)	418,626,008	1,067,657,923
BNP Paribas SA (France)	20,506,392	1,313,545,483
Credicorp, Ltd. (Bermuda/Peru)	3,037,596	336,990,900
ICICI Bank, Ltd. (India)	151,632,076	1,427,436,224
Mitsubishi UFJ Financial Group, Inc. (Japan)	103,189,400	602,465,332
Standard Chartered PLC (United Kingdom)	71,849,912	421,084,030
		7,249,437,929
Diversified Financials: 5.3%
Credit Suisse Group AG (Switzerland)	96,143,235	953,239,620
Jackson Financial Inc., Class A(a) (United States)	666,578	17,331,028
UBS Group AG (Switzerland)	83,187,642	1,329,336,644
		2,299,907,292
Insurance: 3.5%
Aegon NV (Netherlands)	61,778,503	317,169,131
Aviva PLC (United Kingdom)	130,908,227	696,750,426
Prudential PLC (United Kingdom)	26,663,147	517,602,720
		1,531,522,277
		11,080,867,498
Health Care: 15.9%
Health Care Equipment & Services: 0.9%
Fresenius Medical Care AG & Co. (Germany)	1,231,197	86,764,490
Olympus Corp. (Japan)	14,900,000	327,222,742
		413,987,232
Pharmaceuticals, Biotechnology & Life Sciences: 15.0%
Bayer AG (Germany)	11,836,326	645,575,563
GlaxoSmithKline PLC (United Kingdom)	85,691,900	1,617,478,632
Novartis AG (Switzerland)	16,009,470	1,313,420,286
Roche Holding AG (Switzerland)	3,714,600	1,355,471,311
Sanofi (France)	16,749,722	1,612,404,971
		6,544,350,763
		6,958,337,995
Industrials: 7.0%
Capital Goods: 7.0%
Johnson Controls International PLC (Ireland/United States)	12,811,401	872,200,180
Komatsu, Ltd. (Japan)	1,547,200	37,203,299
Mitsubishi Electric Corp. (Japan)	68,217,600	948,798,480
Nidec Corp. (Japan)	3,444,200	382,083,097
Schneider Electric SA (France)	2,853,746	474,464,285
Smiths Group PLC(b) (United Kingdom)	18,617,381	356,875,956
		3,071,625,297
Information Technology: 4.1%
Software & Services: 0.2%
Micro Focus International PLC(b) (United Kingdom)	18,874,983	103,836,160
Technology, Hardware & Equipment: 3.9%
Brother Industries, Ltd. (Japan)	9,270,900	203,985,290
Kyocera Corp. (Japan)	8,735,000	546,066,412
1 / Dodge & Cox International Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
September 30, 2021
Common Stocks (continued)
	Shares	Value
Murata Manufacturing Co., Ltd. (Japan)	4,290,800	$ 381,944,745
TE Connectivity, Ltd. (Switzerland)	4,192,985	575,361,402
		1,707,357,849
		1,811,194,009
Materials: 9.1%
Akzo Nobel NV (Netherlands)	5,937,160	646,502,247
GLENCORE PLC (Jersey/United Kingdom)	173,770,771	820,643,746
Holcim, Ltd. (Switzerland)	15,166,441	729,665,605
LINDE PLC (Ireland/United States)	1,277,735	379,909,426
Mitsubishi Chemical Holdings Corp. (Japan)	21,793,600	199,140,770
Nutrien, Ltd. (Canada)	11,330,959	734,586,072
Teck Resources, Ltd., Class B (Canada)	18,083,340	450,455,999
		3,960,903,865
Real Estate: 2.0%
CK Asset Holdings, Ltd. (Cayman Islands/Hong Kong)	49,938,900	287,008,432
Daito Trust Construction Co., Ltd. (Japan)	3,058,200	357,054,627
Hang Lung Group, Ltd.(b) (Hong Kong)	96,275,200	224,461,356
		868,524,415
Utilities: 0.5%
Engie SA (France)	15,842,438	207,924,050
Total Common Stocks (Cost $34,142,239,978)		$40,072,855,546
Preferred Stocks: 5.0%
	Par Value/ Shares	Value
Financials: 2.2%
Banks: 2.2%
Itau Unibanco Holding SA, Pfd (Brazil)	180,246,451	$ 957,541,170
Information Technology: 2.8%
Technology, Hardware & Equipment: 2.8%
Samsung Electronics Co., Ltd., Pfd (South Korea)	21,204,500	1,241,153,285
Total Preferred Stocks (Cost $1,358,720,587)		$2,198,694,455
Convertible Debt Securities: 0.1%
	Par Value	Value
Corporate: 0.1%
Financials: 0.1%
Credit Suisse Group Guernsey VII Ltd(c) (Guernsey/Switzerland)	33,891,000	$38,911,283

	Par Value	Value
Total Convertible Debt Securities (Cost $37,318,725)		$38,911,283
Short-Term Investments: 2.8%
	Par Value/ Shares	Value
Repurchase Agreements: 2.4%
Fixed Income Clearing Corporation(d) 0.000%, dated 9/30/21, due 10/1/21, maturity value $1,033,201,000	$1,033,201,000	$ 1,033,201,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	175,679,484	175,679,484
Total Short-Term Investments (Cost $1,208,880,484)		$ 1,208,880,484
Total Investments In Securities (Cost $36,747,159,774)	99.7%	$43,519,341,768
Other Assets Less Liabilities	0.3%	131,113,360
Net Assets	100.0%	$43,650,455,128
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.25%-7.625%, 2/15/25-9/30/26, U.S. Treasury Inflation Indexed Notes 0.125%, 10/15/24-4/15/25. Total collateral value is $1,053,865,115.
In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt
SDR: Swedish Depository Receipt

Equity Total Return Swaps
Fund Receives	Fund Pays	Counterparty	Maturity Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Total Return on Prosus NV	0.566%	JPMorgan	10/13/21	$144,935,592	$(19,119,505)
Total Return on Naspers, Ltd.	0.866%	JPMorgan	10/13/21	108,093,411	(5,610,225)
Total Return on Naspers, Ltd.	0.484%	JPMorgan	5/16/22	32,778,857	(14,089,061)
Total Return on Prosus NV	0.866%	JPMorgan	10/13/21	210,973,260	(9,184,187)
Total Return on Prosus NV	0.484%	JPMorgan	5/16/22	63,976,760	(2,762,429)
(0.015)%	Total Return on Tencent Holdings, Ltd.	JPMorgan	10/13/21	431,423,704	39,324,534
					$(11,440,873)
The combination of the equity total return swaps is designed to hedge Naspers, Ltd.'s and Prosus NV’s exposure to Tencent Holdings, Ltd. The swaps pay at maturity; no upfront payments were made.
See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox International Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)
September 30, 2021
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index— Long Position	14,053	12/17/21	$658,945,230	$(15,149,305)
Yen Denominated Nikkei 225 Index— Long Position	3,299	12/9/21	434,328,563	(8,414,021)
				$(23,563,326)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CHF: Swiss Franc
Bank of America	10/20/21	USD	47,005,220	CHF	42,929,200	$ 923,583
Bank of America	10/20/21	USD	47,047,565	CHF	42,932,992	961,858
Bank of America	10/20/21	USD	47,018,626	CHF	42,929,134	937,060
Bank of America	10/20/21	USD	47,070,399	CHF	42,945,921	970,813
Bank of America	10/20/21	USD	47,016,067	CHF	42,929,177	934,455
JPMorgan	10/20/21	USD	47,009,972	CHF	42,929,177	928,360
JPMorgan	10/20/21	USD	47,048,155	CHF	42,933,041	962,395
JPMorgan	10/20/21	USD	47,013,496	CHF	42,929,199	931,861
State Street	10/20/21	USD	47,059,770	CHF	42,939,480	967,098
Bank of America	11/17/21	USD	45,172,105	CHF	41,096,994	1,027,324
Citibank	11/17/21	USD	45,151,871	CHF	41,096,917	1,007,172
Citibank	11/17/21	USD	45,151,898	CHF	41,096,896	1,007,221
Citibank	11/17/21	USD	45,148,944	CHF	41,096,917	1,004,246
Citibank	11/17/21	USD	45,165,250	CHF	41,096,900	1,020,570
Citibank	11/17/21	USD	45,189,591	CHF	41,096,905	1,044,905
State Street	11/17/21	USD	45,172,915	CHF	41,096,864	1,028,274
State Street	11/17/21	USD	45,150,220	CHF	41,096,895	1,005,545
State Street	11/17/21	USD	45,155,632	CHF	41,096,854	1,011,001
State Street	11/17/21	USD	45,173,058	CHF	41,096,858	1,028,423
Citibank	12/15/21	USD	36,654,777	CHF	33,694,244	434,062
Citibank	12/15/21	USD	36,632,935	CHF	33,694,278	412,184
Citibank	12/15/21	USD	36,662,723	CHF	33,694,252	441,999
JPMorgan	12/15/21	USD	36,633,859	CHF	33,694,358	413,021
JPMorgan	12/15/21	USD	36,654,155	CHF	33,694,295	433,385
JPMorgan	12/15/21	USD	36,653,756	CHF	33,694,295	432,986
State Street	12/15/21	USD	36,660,457	CHF	33,694,278	439,706
CNH: Chinese Yuan Renminbi
Goldman Sachs	10/27/21	USD	40,654,396	CNH	290,000,000	(4,250,742)
Goldman Sachs	10/27/21	USD	83,742,032	CNH	592,500,000	(8,003,810)
HSBC	10/27/21	CNH	72,500,000	USD	10,029,050	1,197,235
JPMorgan	10/27/21	USD	112,914,167	CNH	782,856,500	(8,307,486)
UBS	10/27/21	USD	49,467,104	CNH	342,856,500	(3,622,615)
Citibank	11/17/21	USD	63,150,457	CNH	429,000,000	(3,168,422)
Citibank	11/17/21	USD	96,736,127	CNH	647,600,000	(3,376,009)
JPMorgan	11/17/21	CNH	365,000,000	USD	55,378,547	1,046,607
Morgan Stanley	11/17/21	CNH	365,000,000	USD	55,318,955	1,106,198
State Street	11/17/21	USD	64,067,672	CNH	435,500,000	(3,256,039)
State Street	11/17/21	USD	64,140,328	CNH	435,500,000	(3,183,383)
JPMorgan	12/15/21	USD	165,922,506	CNH	1,096,250,000	(3,164,336)
Morgan Stanley	12/15/21	USD	165,897,397	CNH	1,096,250,000	(3,189,446)
HSBC	1/26/22	USD	83,239,651	CNH	588,204,670	(7,184,330)
JPMorgan	1/26/22	USD	83,439,203	CNH	588,204,660	(6,984,777)
JPMorgan	1/26/22	USD	83,062,158	CNH	588,204,670	(7,361,824)
Goldman Sachs	3/16/22	CNH	703,700,000	USD	105,950,194	1,815,885
HSBC	3/16/22	USD	90,432,266	CNH	600,000,000	(1,452,980)
HSBC	3/16/22	USD	90,361,446	CNH	600,000,000	(1,523,800)
HSBC	3/16/22	USD	108,634,426	CNH	721,300,000	(1,826,954)
Goldman Sachs	4/27/22	USD	24,906,715	CNH	173,325,830	(1,551,611)
HSBC	4/27/22	USD	59,399,651	CNH	425,450,000	(5,545,630)
HSBC	4/27/22	USD	58,496,755	CNH	419,100,000	(5,479,194)
HSBC	4/27/22	USD	59,354,074	CNH	425,450,000	(5,591,207)
HSBC	4/27/22	USD	66,646,344	CNH	464,025,170	(4,187,467)
3 / Dodge & Cox International Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
September 30, 2021
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
JPMorgan	4/27/22	CNH	400,000,000	USD	55,719,619	$ 5,340,699
HSBC	6/22/22	USD	83,925,750	CNH	552,500,000	(61,069)
HSBC	6/22/22	USD	83,924,475	CNH	552,500,000	(62,343)
HSBC	7/20/22	USD	79,385,144	CNH	526,633,110	(504,608)
JPMorgan	7/20/22	USD	79,459,406	CNH	526,633,109	(430,346)
Goldman Sachs	7/27/22	USD	34,396,709	CNH	255,000,000	(4,266,925)
UBS	7/27/22	USD	34,396,709	CNH	255,000,000	(4,266,925)
HSBC	8/10/22	USD	94,732,568	CNH	630,000,000	(692,506)
HSBC	8/10/22	USD	94,722,598	CNH	630,000,000	(702,477)
JPMorgan	8/24/22	USD	83,805,209	CNH	555,000,000	(174,596)
JPMorgan	8/24/22	USD	83,704,095	CNH	555,000,000	(275,710)
UBS	8/24/22	USD	124,631,641	CNH	825,491,440	(277,567)
HSBC	10/26/22	USD	40,321,463	CNH	291,000,000	(3,519,688)
HSBC	10/26/22	USD	40,338,231	CNH	291,000,000	(3,502,920)
HSBC	1/11/23	USD	93,360,996	CNH	675,000,000	(7,848,461)
Unrealized gain on currency forward contracts						32,216,131
Unrealized loss on currency forward contracts						(118,798,203)
Net unrealized loss on currency forward contracts						$ (86,582,072)
The listed counterparty may be the parent company or one of its subsidiaries.
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended September 30, 2021. Further detail on these holdings and related activity during the period appear below.
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 1.8%
Communication Services 0.1%
Television Broadcasts, Ltd.(a)	$ 40,201,079	$—	$ (569,597)	$ (2,996,136)	$ (6,301,905)	$ 30,333,441	$ —
Energy 1.0%
Ovintiv, Inc.	339,176,365	—	(237,231,182)	16,148,270	326,659,412	444,752,865	5,225,339
Industrials 0.0%
Smiths Group PLC	427,644,661	—	(42,766,244)	4,399,309	(32,401,770)	— (b)	2,990,715
Information Technology 0.2%
Micro Focus International PLC	109,094,160	—	—	—	(5,258,000)	103,836,160	4,647,417
Real Estate 0.5%
Hang Lung Group, Ltd.	255,190,021	—	(15,953,517)	(18,041,570)	3,266,422	224,461,356	10,620,713
				$ (490,127)	$ 285,964,159	$803,383,822	$23,484,184
(a)	Non-income producing
(b)	Company was not an affiliate at period end
See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox International Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Convertible debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Equity total return swaps are valued using prices received from independent pricing services which utilize market quotes from underlying reference instruments. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■	Level 1: Quoted prices in active markets for identical securities
■	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2021:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$2,084,564,113	$ 648,106,210
Consumer Discretionary	1,790,009,715	2,519,647,337
Consumer Staples	—	1,771,977,594
Energy	1,921,142,170	1,378,031,278
Financials	354,321,928	10,726,545,570
Health Care	—	6,958,337,995
Industrials	872,200,180	2,199,425,117
Information Technology	575,361,402	1,235,832,607
Materials	1,185,042,071	2,775,861,794
Real Estate	—	868,524,415
Utilities	—	207,924,050
5 / Dodge & Cox International Stock Fund

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Preferred Stocks
Financials	$ 957,541,170	$ —
Information Technology	—	1,241,153,285
Convertible Debt Securities
Corporate	—	38,911,283
Short-Term Investments
Repurchase Agreements	—	1,033,201,000
Money Market Fund	175,679,484	—
Total Securities	$9,915,862,233	$33,603,479,535
Other Investments
Futures Contracts
Depreciation	$ (23,563,326)	$ —
Equity Total Return Swaps
Appreciation	—	39,324,534
Depreciation	—	(50,765,407)
Currency Forward Contracts
Appreciation	—	32,216,131
Depreciation	—	(118,798,203)
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
Dodge & Cox International Stock Fund / 6

DODGE & COX EMERGING MARKETS STOCK FUND
September 30, 2021
Portfolio of Investments (unaudited)
Common Stocks: 86.4%
	Shares	Value
Communication Services: 8.3%
Media & Entertainment: 6.0%
Astro Malaysia Holdings BHD (Malaysia)	240,714	$ 59,003
Baidu, Inc. ADR(a) (Cayman Islands/China)	27,544	4,234,890
Grupo Televisa SAB (Mexico)	1,038,114	2,284,288
IGG, Inc. (Cayman Islands/Hong Kong)	415,600	389,445
JOYY, Inc. ADR (Cayman Islands/China)	4,416	242,129
Megacable Holdings SAB de CV, Unit (Mexico)	17,914	54,580
NetEase, Inc. ADR (Cayman Islands/China)	6,414	547,756
NEXON Co., Ltd. (Japan)	14,200	229,101
Sun TV Network, Ltd. (India)	36,015	244,026
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A (China)	53,500	173,847
XD, Inc.(a)(b) (Cayman Islands/Hong Kong)	29,200	162,016
		8,621,081
Telecommunication Services: 2.3%
America Movil SAB de CV, Series L (Mexico)	1,443,357	1,277,530
China Tower Corp., Ltd., Class H(b)(c) (China)	3,364,800	440,493
Millicom International Cellular SA SDR(a) (Luxembourg)	19,841	718,043
Safaricom PLC (Kenya)	1,870,414	720,127
Turkcell Iletisim Hizmetleri AS (Turkey)	45,703	78,773
		3,234,966
		11,856,047
Consumer Discretionary: 20.8%
Automobiles & Components: 0.8%
Fuyao Glass Industry Group Co., Ltd., Class H(b)(c) (China)	22,729	120,998
Hyundai Mobis Co., Ltd. (South Korea)	1,500	316,140
PT Astra International Tbk (Indonesia)	1,349,800	515,677
Tofas Turk Otomobil Fabrikasi AS (Turkey)	19,407	113,410
		1,066,225
Consumer Durables & Apparel: 2.0%
Feng Tay Enterprise Co., Ltd. (Taiwan)	66,286	506,526
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	206,214	1,236,839
Midea Group Co., Ltd., Class A (China)	57,971	624,588
Pou Chen Corp. (Taiwan)	390,143	467,861
		2,835,814
Consumer Services: 2.4%
Afya, Ltd., Class A(a) (Cayman Islands/United States)	3,143	62,043
Fu Shou Yuan International Group, Ltd. (Cayman Islands/Hong Kong)	256,457	213,339
Galaxy Entertainment Group, Ltd.(a) (Hong Kong)	63,243	319,096
Haidilao International Holding, Ltd.(b)(c) (Cayman Islands/China)	51,400	194,490
Huazhu Group, Ltd.(a) (Hong Kong)	22,340	102,344
HumanSoft Holding Co. KSC (Kuwait)	38,168	417,907
Leejam Sports Co. JSC (Saudi Arabia)	13,826	385,042

	Shares	Value
New Oriental Education & Technology Group, Inc.(a) (Cayman Islands/Hong Kong)	287,143	$ 567,656
Sands China, Ltd.(a) (Cayman Islands/Hong Kong)	110,443	226,336
Ser Educacional SA(b)(c) (Brazil)	23,200	49,418
Trip.com Group, Ltd. ADR (Cayman Islands/China)	10,200	313,650
Yum China Holdings, Inc. (United States)	10,643	618,465
		3,469,786
Retailing: 15.6%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	46,041	6,816,370
China Tourism Group Duty Free Corp., Ltd., Class A (China)	18,357	738,884
China Yongda Automobiles Services Holdings, Ltd. (Cayman Islands/Hong Kong)	80,200	115,453
Cuckoo Homesys Co., Ltd. (South Korea)	8,806	327,338
JD.com, Inc., Class A(a) (China)	126,671	4,603,265
Naspers, Ltd., Class N (South Africa)	11,210	1,847,273
Petrobras Distribuidora SA (Brazil)	11,129	48,004
Prosus NV, Class N(a) (Netherlands)	89,474	7,046,811
PTG Energy PCL NVDR (Thailand)	862,586	412,214
Vipshop Holdings, Ltd. ADR(a) (Cayman Islands/China)	14,550	162,087
Zhongsheng Group Holdings, Ltd. (Cayman Islands/China)	19,300	155,122
		22,272,821
		29,644,646
Consumer Staples: 6.4%
Food & Staples Retailing: 3.1%
BIM Birlesik Magazalar AS (Turkey)	13,734	98,716
Grupo Comercial Chedraui SA de CV (Mexico)	42,400	73,537
MAGNIT PJSC (Russia)	44,017	3,672,865
Wal-Mart de Mexico SAB de CV (Mexico)	22,757	77,119
X5 Retail Group NV GDR(b) (Netherlands)	1,986	64,323
Yonghui Superstores Co., Ltd., Class A (China)	684,200	413,730
		4,400,290
Food, Beverage & Tobacco: 3.3%
Anadolu Efes Biracilik Ve Malt (Turkey)	26,245	63,133
Anheuser-Busch InBev SA NV (Belgium)	30,459	1,720,265
Arca Continental SAB de CV (Mexico)	12,271	74,715
Century Pacific Food, Inc. (Philippines)	700,743	365,992
China Feihe, Ltd.(b)(c) (Cayman Islands/China)	219,557	369,835
Fomento Economico Mexicano SAB de CV (Mexico)	7,743	67,172
GFPT Public Company Ltd., NVDR (Thailand)	727,529	266,299
Grupo Nutresa SA (Colombia)	13,890	79,011
PT Indofood CBP Sukses Makmur Tbk (Indonesia)	616,914	359,171
Saudia Dairy & Foodstuff Co. (Saudi Arabia)	4,588	201,639
1 / Dodge & Cox Emerging Markets Stock Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
September 30, 2021
Common Stocks (continued)
	Shares	Value
Vietnam Dairy Products JSC (Vietnam)	94,700	$ 372,879
WH Group, Ltd.(b)(c) (Cayman Islands/Hong Kong)	1,072,027	762,630
		4,702,741
Household & Personal Products: 0.0%*
Grape King Bio, Ltd. (Taiwan)	14,714	85,330
		9,188,361
Energy: 5.9%
Ecopetrol SA (Colombia)	95,199	68,353
Geopark, Ltd. (Bermuda/United States)	6,414	81,843
Hindustan Petroleum Corp., Ltd. (India)	26,572	107,430
INPEX Corp. (Japan)	98,200	768,532
Lukoil PJSC (Russia)	8,243	780,193
MOL Hungarian Oil & Gas PLC, Class A(a) (Hungary)	84,567	703,403
Motor Oil (Hellas) Corinth Refineries SA(a) (Greece)	40,635	619,978
National Energy Services Reunited Corp.(a) (British Virgin/United States)	54,743	685,382
Novatek PJSC (Russia)	33,415	879,371
Petroleo Brasileiro SA (Brazil)	217,143	1,122,449
PT Indo Tambangraya Megah Tbk (Indonesia)	765,886	1,111,312
PT United Tractors Tbk (Indonesia)	433,886	779,316
PTT Exploration & Production PCL NVDR (Thailand)	86,600	299,383
Semirara Mining & Power Corp. (Philippines)	745,714	306,704
TGS ADR, Class B(a) (Argentina)	13,500	66,555
		8,380,204
Financials: 16.5%
Banks: 11.7%
Axis Bank, Ltd.(a) (India)	216,781	2,234,327
Banca Transilvania SA (Romania)	294,511	185,473
Bank Polska Kasa Opieki SA (Poland)	3,321	86,000
BDO Unibank, Inc. (Philippines)	249,271	538,668
Brac Bank, Ltd. (Bangladesh)	494,172	272,401
China Merchants Bank Co., Ltd., Class H (China)	76,800	609,562
Commercial International Bank (Egypt) SAE(a) (Egypt)	189,250	513,539
Credicorp, Ltd. (Bermuda/Peru)	14,996	1,663,656
Equity Group Holdings PLC(a) (Kenya)	777,329	355,200
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	9,536	61,116
Habib Bank, Ltd. (Pakistan)	100,063	64,362
ICICI Bank, Ltd. (India)	587,590	5,531,463
IndusInd Bank, Ltd. (India)	23,393	348,205
Intercorp Financial Services (Panama)	3,657	81,661
JB Financial Group Co., Ltd. (South Korea)	64,592	481,817
Kasikornbank PCL NVDR (Thailand)	85,043	333,727
Military Commercial Joint Stock Bank (Vietnam)	475,055	576,090
OTP Bank Nyrt.(a) (Hungary)	1,810	106,109
PT Bank Rakyat Indonesia (Persero) Tbk, Class B (Indonesia)	2,857,113	759,344
PT Bank Tabungan Negara (Persero) Tbk (Indonesia)	5,928,614	580,485
Shinhan Financial Group Co., Ltd. (South Korea)	18,249	612,944
TCS Group Holding PLC GDR, Class A(b) (Cyprus)	2,173	198,609

	Shares	Value
Tisco Financial Group PCL NVDR (Thailand)	141,900	$ 383,837
Vietnam Technological & Commercial Joint Stock Bank(a) (Vietnam)	76,400	164,682
		16,743,277
Diversified Financials: 1.4%
AEON Credit Service (M) BHD (Malaysia)	62,800	184,851
Chailease Holding Co., Ltd. (Taiwan)	90,600	796,104
Grupo de Inversiones Suramericana SA (Colombia)	15,849	89,072
Jackson Financial Inc., Class A(a) (United States)	2,519	65,494
Kaspi.kz JSC GDR(b) (Kazakhstan)	1,739	185,313
Noah Holdings, Ltd. ADR, Class A(a) (China)	15,971	593,003
		1,913,837
Insurance: 3.4%
BB Seguridade Participacoes SA (Brazil)	17,100	62,644
Korean Reinsurance Co. (South Korea)	61,436	491,936
Old Mutual, Ltd. (South Africa)	761,921	832,855
Ping An Insurance (Group) Co. of China Ltd., Class H (China)	127,157	862,828
Prudential PLC (United Kingdom)	100,777	1,956,350
Sanlam, Ltd. (South Africa)	163,457	693,678
		4,900,291
		23,557,405
Health Care: 3.8%
Health Care Equipment & Services: 1.8%
China Isotope & Radiation Corp. (China)	48,400	133,694
Hartalega Holdings BHD (Malaysia)	128,400	188,096
Shandong Pharmaceutical Glass Co., Ltd., Class A (China)	121,800	559,662
Sinocare, Inc., Class A (China)	113,357	412,820
Sinopharm Group Co., Ltd. (China)	495,014	1,285,716
		2,579,988
Pharmaceuticals, Biotechnology & Life Sciences: 2.0%
Adcock Ingram Holdings, Ltd. (South Africa)	119,200	368,059
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (Hong Kong)	261,700	343,196
Dr. Reddy's Laboratories, Ltd. (India)	8,852	582,879
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H (China)	150,786	381,334
Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	78,494	609,647
Zhejiang NHU Co., Ltd., Class A (China)	144,163	595,912
		2,881,027
		5,461,015
Industrials: 3.9%
Capital Goods: 1.9%
BizLink Holding, Inc. (Cayman Islands/Taiwan)	35,000	279,215
Chicony Power Technology Co., Ltd. (Taiwan)	112,000	269,120
Dare Power Dekor Home Co., Ltd., Class A (China)	190,686	348,194
Doosan Bobcat, Inc.(a) (South Korea)	8,604	285,901
Ferreycorp SAA (Peru)	158,436	64,762

See accompanying Notes to Portfolio of Investments	Dodge & Cox Emerging Markets Stock Fund / 2

Portfolio of Investments (unaudited)
September 30, 2021
Common Stocks (continued)
	Shares	Value
Fosun International, Ltd. (Hong Kong)	245,814	$ 298,655
HEG, Ltd. (India)	9,777	294,945
KOC Holding AS (Turkey)	134,289	340,877
Larsen & Toubro, Ltd. (India)	19,154	437,427
		2,619,096
Transportation: 2.0%
Aramex PJSC (United Arab Emirates)	524,121	502,195
Cebu Air, Inc.(a) (Philippines)	224,796	171,262
Copa Holdings SA, Class A(a) (Panama)	986	80,241
Globaltrans Investment PLC GDR(b) (Cyprus)	62,160	498,261
Grupo Aeroportuario del Centro Norte, SAB de CV, Class B(a) (Mexico)	10,500	61,749
Gulf Warehousing Co. (Qatar)	72,097	100,169
Hyundai Glovis Co., Ltd. (South Korea)	3,296	455,073
International Container Terminal Services, Inc. (Philippines)	83,320	318,332
Movida Participacoes SA (Brazil)	38,200	120,161
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	10,138	70,067
Zhejiang Expressway Co., Ltd., Class H (China)	611,700	504,611
		2,882,121
		5,501,217
Information Technology: 8.7%
Semiconductors & Semiconductor Equipment: 4.9%
Nanya Technology Corp. (Taiwan)	222,286	517,866
Novatek Microelectronics Corp. (Taiwan)	34,857	506,059
Powertech Technology, Inc. (Taiwan)	192,714	712,702
SK hynix, Inc. (South Korea)	6,604	569,466
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	225,143	4,642,684
		6,948,777
Software & Services: 1.8%
Asseco Poland SA (Poland)	17,953	395,211
Chinasoft International, Ltd. (Cayman Islands/China)	469,100	819,611
Cielo SA (Brazil)	122,129	51,357
Hancom, Inc.(a) (South Korea)	38,405	697,368
TravelSky Technology, Ltd., Class H (China)	338,000	651,463
		2,615,010
Technology, Hardware & Equipment: 2.0%
Legend Holdings Corp., Class H(b)(c) (China)	452,686	872,383
Lenovo Group, Ltd. (Hong Kong)	567,271	608,531
Sterlite Technologies, Ltd. (India)	205,013	780,382
Yageo Corp. (Taiwan)	39,857	625,260
		2,886,556
		12,450,343
Materials: 6.7%
Alpek SAB de CV, Class A(a) (Mexico)	62,314	70,400
Alrosa PJSC (Russia)	215,620	391,925
Anhui Conch Cement Co., Ltd., Class H (China)	63,700	342,636
Cemex SAB de CV ADR(a) (Mexico)	350,214	2,511,034
GLENCORE PLC (Jersey/United Kingdom)	899,999	4,250,304
LB Group Co., Ltd., Class A (China)	100,229	442,747

	Shares	Value
Loma Negra Cia Industrial Argentina SA ADR (Argentina)	14,686	$ 104,711
Mondi PLC (United Kingdom)	2,358	57,635
Nine Dragons Paper Holdings, Ltd. (Bermuda/China)	288,600	352,896
PTT Global Chemical PCL NVDR (Thailand)	237,343	439,326
Severstal PJSC (Russia)	16,182	338,263
UPL, Ltd. (India)	29,115	275,768
		9,577,645
Real Estate: 2.9%
A-Living Smart City Services Co., Ltd., Class H(b)(c) (China)	120,421	426,328
China Resources Land, Ltd. (Cayman Islands/China)	149,129	627,261
Concentradora Fibra Danhos SA de CV REIT (Mexico)	56,043	68,827
Corporacion Inmobiliaria Vesta SAB de CV (Mexico)	34,257	59,846
Emaar Development PJSC(a) (United Arab Emirates)	773,063	815,731
Greentown Service Group Co., Ltd.(b) (Cayman Islands/China)	1,001,871	1,076,924
Hang Lung Group, Ltd. (Hong Kong)	168,129	391,985
Macquarie Mexico Real Estate Management SA de CV(b)(c) (Mexico)	52,000	62,275
Megaworld Corp. (Philippines)	10,460,943	583,515
Prologis Property Mexico SA de CV REIT (Mexico)	32,400	70,007
		4,182,699
Utilities: 2.5%
Aboitiz Power Corp. (Philippines)	628,514	381,031
AES Andes SA (Chile)	514,885	60,550
Alupar Investimento SA (Brazil)	14,856	66,318
China Gas Holdings, Ltd. (Bermuda/China)	152,357	449,270
China Longyuan Power Group Corp., Ltd., Class H (China)	374,829	915,903
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	9,143	64,756
Cia de Saneamento do Parana (Brazil)	20,200	71,071
Enerjisa Enerji AS(b)(c) (Turkey)	78,328	91,490
Engie Brasil Energia SA (Brazil)	9,300	63,972
Engie Energia Chile SA (Chile)	94,409	63,110
Interconexion Electrica SA ESP (Colombia)	13,107	78,137
Mahanagar Gas, Ltd.(b) (India)	22,809	329,687
Tenaga Nasional Bhd (Malaysia)	253,643	584,023
TPI Polene Power Public PCL NVDR (Thailand)	3,038,771	380,618
		3,599,936
Total Common Stocks (Cost $134,345,539)		$123,399,518
Preferred Stocks: 9.7%
	Par Value/ Shares	Value
Consumer Staples: 0.3%
Food, Beverage & Tobacco: 0.1%
Embotelladora Andina SA, Pfd, Class B (Chile)	36,500	$ 78,785

3 / Dodge & Cox Emerging Markets Stock Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
September 30, 2021
Preferred Stocks (continued)
	Par Value/ Shares	Value
Household & Personal Products: 0.2%
Amorepacific Corp., Pfd (South Korea)	1,942	$ 115,673
LG Household & Health Care, Ltd., Pfd (South Korea)	332	179,486
		295,159
		373,944
Financials: 3.3%
Banks: 3.0%
Itau Unibanco Holding SA, Pfd (Brazil)	809,800	4,301,981
Diversified Financials: 0.3%
Korea Investment Holdings Co., Ltd., Pfd (South Korea)	8,376	467,797
		4,769,778
Industrials: 0.4%
Capital Goods: 0.4%
DL E&C Co., Ltd., Pfd(a) (South Korea)	5,331	340,815
DL Holdings Co., Ltd., Pfd (South Korea)	7,685	289,466
		630,281
Information Technology: 5.7%
Technology, Hardware & Equipment: 5.7%
Samsung Electro-Mechanics Co., Ltd., Pfd (South Korea)	6,514	521,063
Samsung Electronics Co., Ltd., Pfd (South Korea)	129,467	7,578,033
		8,099,096
Total Preferred Stocks (Cost $15,582,977)		$13,873,099
Short-Term Investments: 3.2%
	Par Value/ Shares	Value
Repurchase Agreements: 2.8%
Fixed Income Clearing Corporation(d) 0.000%, dated 9/30/21, due 10/1/21, maturity value $3,913,000	$3,913,000	$ 3,913,000

	Par Value/ Shares	Value
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	570,655	$ 570,655
Total Short-Term Investments (Cost $4,483,655)		$ 4,483,655
Total Investments In Securities (Cost $154,412,171)	99.3%	$141,756,272
Other Assets Less Liabilities	0.7%	1,012,258
Net Assets	100.0%	$142,768,530
(a)	Non-income producing
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.875%, 9/30/26. Total collateral value is $3,991,328.
*	Rounds to 0.0%.
In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
SDR: Swedish Depository Receipt

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
ICE US MSCI Emerging Markets Index Futures— Long Position	66	12/17/21	$4,110,480	$(137,130)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
KRW: South Korean Won
Goldman Sachs	2/16/22	USD	1,038,475	KRW	1,166,000,000	$ 55,356
Goldman Sachs	2/16/22	USD	465,121	KRW	516,540,000	29,597
Goldman Sachs	2/16/22	USD	512,201	KRW	573,000,000	29,074
Goldman Sachs	2/16/22	USD	516,771	KRW	587,000,000	21,839
Goldman Sachs	2/16/22	KRW	2,842,540,000	USD	2,421,037	(24,335)
THB: Thai Baht
HSBC	2/9/22	USD	612,391	THB	19,275,000	43,058
HSBC	2/9/22	USD	195,496	THB	6,120,000	14,727
HSBC	2/9/22	USD	316,699	THB	9,900,000	24,279
HSBC	2/9/22	THB	9,550,000	USD	298,704	(16,622)
See accompanying Notes to Portfolio of Investments	Dodge & Cox Emerging Markets Stock Fund / 4

Portfolio of Investments (unaudited)
September 30, 2021
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC	2/9/22	THB	9,724,500	USD	294,147	$ (6,911)
HSBC	2/9/22	THB	16,020,500	USD	470,914	2,290
Unrealized gain on currency forward contracts						220,220
Unrealized loss on currency forward contracts						(47,868)
Net unrealized gain on currency forward contracts						$172,352
The listed counterparty may be the parent company or one of its subsidiaries.
5 / Dodge & Cox Emerging Markets Stock Fund	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■	Level 1: Quoted prices in active markets for identical securities
■	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2021:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$8,641,173	$ 3,214,874
Consumer Discretionary	8,070,037	21,574,609
Consumer Staples	371,554	8,816,807
Energy	2,024,582	6,355,622
Financials	2,616,646	20,940,759
Health Care	—	5,461,015
Industrials	396,980	5,104,237
Information Technology	51,357	12,398,986
Materials	2,686,145	6,891,500
Real Estate	260,955	3,921,744
Utilities	467,914	3,132,022
Preferred Stocks
Consumer Staples	78,785	295,159
Financials	4,301,981	467,797
Industrials	—	630,281
Information Technology	—	8,099,096
Dodge & Cox Emerging Markets Stock Fund / 6

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Short-Term Investments
Repurchase Agreements	$ —	$ 3,913,000
Money Market Fund	570,655	—
Total Securities	$30,538,764	$111,217,508
Other Investments
Futures Contracts
Depreciation	$ (137,130)	$ —
Currency Forward Contracts
Appreciation	—	220,220
Depreciation	—	(47,868)
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and semi-annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
7 / Dodge & Cox Emerging Markets Stock Fund

DODGE & COX BALANCED FUND
September 30, 2021
Portfolio of Investments (unaudited)
Common Stocks: 69.3%
	Shares	Value
Communication Services: 10.7%
Media & Entertainment: 9.5%
Alphabet, Inc., Class A(a)	9,700	$ 25,933,144
Alphabet, Inc., Class C(a)	136,795	364,601,081
Charter Communications, Inc., Class A(a)	436,407	317,512,277
Comcast Corp., Class A	6,391,248	357,462,501
DISH Network Corp., Class A(a)	3,274,134	142,293,864
Fox Corp., Class A	3,707,533	148,709,149
Fox Corp., Class B	1,554,880	57,717,145
News Corp., Class A	949,504	22,341,829
		1,436,570,990
Telecommunication Services: 1.2%
T-Mobile U.S., Inc.(a)	1,471,761	188,032,185
		1,624,603,175
Consumer Discretionary: 2.7%
Automobiles & Components: 1.1%
Honda Motor Co., Ltd. ADR (Japan)	5,374,000	164,820,580
Consumer Services: 0.6%
Booking Holdings, Inc.(a)	37,900	89,969,673
Retailing: 1.0%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	289,800	42,904,890
Prosus NV ADR (Netherlands)	3,213,600	51,546,144
Qurate Retail, Inc., Series A(a)	3,204,750	32,656,402
The Gap, Inc.	1,281,278	29,085,011
		156,192,447
		410,982,700
Consumer Staples: 1.3%
Food, Beverage & Tobacco: 1.3%
Imperial Brands PLC ADR (United Kingdom)	3,994,900	85,011,472
Molson Coors Beverage Company, Class B	2,398,314	111,233,803
		196,245,275
Energy: 5.6%
APA Corp.	1,198,137	25,676,076
Baker Hughes Co., Class A	4,541,800	112,318,714
ConocoPhillips	1,577,324	106,895,248
Halliburton Co.	1,002,934	21,683,433
Hess Corp.	734,525	57,373,748
Occidental Petroleum Corp.	8,369,714	247,576,140
Occidental Petroleum Corp., Warrant(a)	1,381,001	16,364,862
Schlumberger, Ltd. (Curacao/United States)	3,527,121	104,543,866
The Williams Companies, Inc.	6,319,800	163,935,612
		856,367,699
Financials: 17.3%
Banks: 5.6%
Bank of America Corp.	5,186,100	220,149,945
Credicorp, Ltd. (Bermuda/Peru)	757,897	84,081,093
Truist Financial Corp.	1,231,184	72,208,942
Wells Fargo & Co.	10,255,006	475,934,829
		852,374,809
Diversified Financials: 9.4%
American Express Co.	378,000	63,326,340
Bank of New York Mellon Corp.	5,096,500	264,202,560
Capital One Financial Corp.	2,069,726	335,233,520
Charles Schwab Corp.	4,926,900	358,875,396

	Shares	Value
Goldman Sachs Group, Inc.	605,900	$ 229,048,377
State Street Corp.	1,966,200	166,576,464
		1,417,262,657
Insurance: 2.3%
Aegon NV, NY Shs (Netherlands)	8,416,157	42,838,239
Brighthouse Financial, Inc.(a)	813,118	36,777,327
Lincoln National Corp.	657,977	45,235,919
MetLife, Inc.	3,575,200	220,697,096
		345,548,581
		2,615,186,047
Health Care: 14.6%
Health Care Equipment & Services: 2.8%
Cigna Corp.	1,355,265	271,269,843
CVS Health Corp.	563,700	47,835,582
UnitedHealth Group, Inc.	267,672	104,590,157
		423,695,582
Pharmaceuticals, Biotechnology & Life Sciences: 11.8%
Alnylam Pharmaceuticals, Inc.(a)	393,700	74,334,497
BioMarin Pharmaceutical, Inc.(a)	1,199,700	92,724,813
Bristol-Myers Squibb Co.	3,235,900	191,468,203
Elanco Animal Health, Inc.(a)	292,309	9,321,734
Gilead Sciences, Inc.	3,206,480	223,972,628
GlaxoSmithKline PLC ADR (United Kingdom)	8,113,650	310,022,566
Incyte Corp.(a)	1,479,200	101,739,376
Novartis AG ADR (Switzerland)	2,370,700	193,875,846
Roche Holding AG ADR (Switzerland)	4,600,000	209,162,000
Sanofi ADR (France)	7,828,465	377,410,298
		1,784,031,961
		2,207,727,543
Industrials: 4.0%
Capital Goods: 2.9%
Carrier Global Corp.	1,476,000	76,397,760
Johnson Controls International PLC (Ireland/United States)	2,586,014	176,055,833
Raytheon Technologies Corp.	2,261,600	194,407,136
		446,860,729
Transportation: 1.1%
FedEx Corp.	762,134	167,128,365
		613,989,094
Information Technology: 12.7%
Semiconductors & Semiconductor Equipment: 1.0%
Microchip Technology, Inc.	954,205	146,460,926
Software & Services: 4.8%
Cognizant Technology Solutions Corp., Class A	2,248,800	166,883,448
Fiserv, Inc.(a)	2,469,600	267,951,600
Micro Focus International PLC ADR (United Kingdom)	3,451,871	18,778,178
Microsoft Corp.	623,000	175,636,160
VMware, Inc., Class A(a)	621,500	92,417,050
		721,666,436
Technology, Hardware & Equipment: 6.9%
Cisco Systems, Inc.	3,819,800	207,911,714
Dell Technologies, Inc., Class C(a)	2,634,068	274,048,435
Hewlett Packard Enterprise Co.	10,099,970	143,924,572
HP Inc.	8,919,130	244,027,397
See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 1

Portfolio of Investments (unaudited)
September 30, 2021
Common Stocks (continued)
	Shares	Value
Juniper Networks, Inc.	4,118,229	$ 113,333,662
TE Connectivity, Ltd. (Switzerland)	513,936	70,522,298
		1,053,768,078
		1,921,895,440
Materials: 0.4%
Celanese Corp.	312,932	47,140,076
LyondellBasell Industries NV, Class A (Netherlands)	119,900	11,252,615
		58,392,691
Total Common Stocks (Cost $6,452,320,352)		$10,505,389,664
Preferred Stocks: 1.6%
	Par Value/ Shares	Value
Financials: 1.6%
Banks: 1.6%
Bank of America Corp. 6.10%(b)(c)	16,008,000	$ 17,851,001
Bank of America Corp. 6.25%(b)(c)	8,170,000	8,987,000
Citigroup, Inc. 5.95%(b)(c)	5,175,000	5,394,938
Citigroup, Inc. 5.95%(b)(c)	48,477,000	52,900,526
Citigroup, Inc. 6.25%(b)(c)	45,886,000	53,122,681
JPMorgan Chase & Co. 6.10%(b)(c)	73,080,000	79,423,344
Wells Fargo & Co. 5.875%(b)(c)	27,987,000	31,191,791
		248,871,281
Total Preferred Stocks (Cost $225,796,580)		$248,871,281
Debt Securities: 25.5%
	Par Value	Value
U.S. Treasury: 4.8%
U.S. Treasury Note/Bond
0.625%, 8/15/30	$90,886,000	$ 84,548,832
1.375%, 8/15/50	22,000,000	18,564,219
1.125%, 8/15/40	13,000,000	11,187,109
1.625%, 11/15/50	23,625,000	21,224,663
0.875%, 11/15/30	14,803,000	14,047,816
0.375%, 12/31/25	31,210,000	30,580,923
0.375%, 1/31/26	3,775,000	3,693,897
0.50%, 2/28/26	152,600,000	150,024,875
0.25%, 3/15/24	39,630,000	39,492,224
0.75%, 4/30/26	151,000,000	149,838,008
0.75%, 5/31/26	4,505,000	4,467,165
0.875%, 6/30/26	89,385,000	89,070,756
0.125%, 6/30/23	34,597,000	34,537,536
0.125%, 7/31/23	47,580,000	47,477,777
0.625%, 7/31/26	24,785,000	24,388,053
0.375%, 8/15/24	2,505,000	2,495,998
0.75%, 8/31/26	2,805,000	2,774,978
0.375%, 9/15/24	4,350,000	4,331,309
		732,746,138
Government-Related: 1.1%
Agency: 0.6%
Petroleo Brasileiro SA (Brazil)
5.093%, 1/15/30	6,011,000	6,355,310
5.60%, 1/3/31	1,925,000	2,089,587
7.25%, 3/17/44	4,300,000	4,964,737
Petroleos Mexicanos (Mexico)
6.875%, 8/4/26	8,775,000	9,543,690
6.50%, 3/13/27	18,400,000	19,432,424
6.625%, 6/15/35	9,425,000	8,941,969
6.375%, 1/23/45	20,125,000	17,108,464
6.75%, 9/21/47	11,625,000	10,138,918

	Par Value	Value
6.35%, 2/12/48	$12,058,000	$ 10,188,588
6.95%, 1/28/60	3,367,000	2,942,421
		91,706,108
Local Authority: 0.5%
L.A. Unified School District GO
5.75%, 7/1/34	3,000,000	3,969,703
New Jersey Turnpike Authority RB
7.102%, 1/1/41	12,436,000	19,766,077
State of California GO
7.30%, 10/1/39	15,730,000	24,861,406
State of Illinois GO
5.10%, 6/1/33	22,615,000	26,358,834
		74,956,020
		166,662,128
Securitized: 11.1%
Asset-Backed: 1.8%
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2003-20J 1, 4.92%, 10/1/23	394,260	406,172
Series 2007-20F 1, 5.71%, 6/1/27	671,924	732,859
		1,139,031
Other: 0.3%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(d)	14,320,752	15,663,323
9.75%, 1/6/27(d)	24,302,066	28,524,549
8.20%, 4/6/28(d)	4,507,122	5,194,459
		49,382,331
Student Loan: 1.5%
Navient Student Loan Trust
USD LIBOR 1-Month
+0.55%, 0.70%, 2/25/70(d)	20,340,917	20,363,640
+1.30%, 1.386%, 3/25/66(d)	24,832,000	25,789,785
+0.80%, 0.886%, 7/26/66(d)	6,579,757	6,610,887
+1.15%, 1.236%, 7/26/66(d)	6,902,000	7,044,251
+1.05%, 1.136%, 12/27/66(d)	5,483,017	5,569,044
+0.75%, 0.836%, 3/25/67(d)	86,422,000	87,433,466
+1.00%, 1.086%, 2/27/68(d)	4,337,000	4,442,740
+0.70%, 0.786%, 2/25/70(d)	9,163,044	9,118,953
SLM Student Loan Trust
USD LIBOR 3-Month
+0.17%, 0.295%, 1/25/41	11,526,572	11,296,111
+0.55%, 0.675%, 10/25/64(d)	26,073,489	26,232,039
SMB Private Education Loan Trust (Private Loans)
Series 2018-B A2A, 3.60%, 1/15/37(d)	13,574,913	14,314,811
		218,215,727
		268,737,089
CMBS: 0.1%
Agency CMBS: 0.1%
Fannie Mae Multifamily DUS
Pool AL9086, 2.30%, 7/1/23(e)	351,296	359,971
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.491%, 3/25/26(e)	10,240,525	539,018
Series K056 X1, 1.394%, 5/25/26(e)	4,495,251	225,950
Series K064 X1, 0.741%, 3/25/27(e)	9,040,488	270,675
Series K065 X1, 0.81%, 4/25/27(e)	43,610,356	1,467,619
Series K066 X1, 0.888%, 6/25/27(e)	37,414,165	1,428,724

2 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
September 30, 2021
Debt Securities (continued)
	Par Value	Value
Series K069 X1, 0.49%, 9/25/27(e)	$232,793,518	$ 4,810,119
Series K090 X1, 0.852%, 2/25/29(e)	180,477,118	8,850,201
		17,952,277
		17,952,277
Mortgage-Related: 9.2%
Federal Agency CMO & REMIC: 1.8%
Dept. of Veterans Affairs
Series 1995-1 1, 6.037%, 2/15/25(e)	106,781	114,552
Series 1995-2C 3A, 8.793%, 6/15/25	37,393	41,839
Series 2002-1 2J, 6.50%, 8/15/31	3,604,906	4,026,203
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	951,253	1,101,209
Trust 2009-30 AG, 6.50%, 5/25/39	818,944	960,484
Trust 2009-66 ET, 6.00%, 5/25/39	287,788	300,658
Trust 2001-T7 A1, 7.50%, 2/25/41	720,107	849,707
Trust 2001-T5 A3, 7.50%, 6/19/41(e)	357,617	419,182
Trust 2001-T4 A1, 7.50%, 7/25/41	747,647	889,098
Trust 2001-T8 A1, 7.50%, 7/25/41	692,986	818,977
Trust 2001-W3 A, 7.00%, 9/25/41(e)	439,454	481,160
Trust 2001-T10 A2, 7.50%, 12/25/41	478,874	548,714
Trust 2013-106 MA, 4.00%, 2/25/42	5,322,629	5,712,246
Trust 2002-W6 2A1, 7.00%, 6/25/42(e)	763,535	838,169
Trust 2002-W8 A2, 7.00%, 6/25/42	1,035,906	1,235,871
Trust 2003-W2 1A2, 7.00%, 7/25/42	702,078	836,757
Trust 2003-W2 1A1, 6.50%, 7/25/42	1,685,988	1,956,024
Trust 2003-W4 4A, 6.059%, 10/25/42(e)	820,792	938,411
Trust 2012-121 NB, 7.00%, 11/25/42	956,823	1,149,649
Trust 2004-T1 1A2, 6.50%, 1/25/44	694,930	807,783
Trust 2004-W2 5A, 7.50%, 3/25/44	1,180,926	1,367,216
Trust 2004-W8 3A, 7.50%, 6/25/44	197,180	233,908
Trust 2005-W4 1A2, 6.50%, 8/25/45	2,123,700	2,464,778
Trust 2009-11 MP, 7.00%, 3/25/49	2,056,881	2,483,652
USD LIBOR 1-Month
+0.55%, 0.636%, 9/25/43	3,323,032	3,372,075
Freddie Mac
Series 16 PK, 7.00%, 8/25/23	223,567	232,270
Series T-48 1A4, 5.538%, 7/25/33	16,574,715	19,065,832
Series T-51 1A, 6.50%, 9/25/43(e)	120,814	148,407
Series T-59 1A1, 6.50%, 10/25/43	5,818,563	6,751,561
Series 4281 BC, 4.50%, 12/15/43(e)	18,795,976	20,984,651
USD LIBOR 1-Month
+0.61%, 0.694%, 9/15/43	7,238,093	7,346,258
Ginnie Mae
USD LIBOR 1-Month
+0.62%, 0.71%, 9/20/64	2,697,180	2,716,776
+0.70%, 0.79%, 1/20/70	24,479,606	25,002,010
+0.65%, 0.74%, 1/20/70	27,938,708	28,383,311
USD LIBOR 12-Month
+0.30%, 0.634%, 1/20/67	18,280,265	18,205,062
+0.23%, 0.663%, 10/20/67	17,046,881	16,917,014
+0.23%, 0.663%, 10/20/67	10,210,880	10,134,768
+0.06%, 0.402%, 12/20/67	25,333,955	24,995,268
+0.08%, 0.361%, 5/20/68	5,832,216	5,749,598
+0.25%, 0.495%, 6/20/68	19,269,979	19,150,239
+0.28%, 0.591%, 11/20/68	25,266,222	25,155,394
+0.25%, 0.584%, 12/20/68	2,771,295	2,754,432
		267,641,173
Federal Agency Mortgage Pass-Through: 7.4%
Fannie Mae, 15 Year
6.00%, 3/1/22	2,114	2,117
4.50%, 1/1/25 - 1/1/27	2,268,940	2,382,548

	Par Value	Value
3.50%, 1/1/27 - 12/1/29	$3,989,098	$ 4,268,767
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	19,126,632	20,866,245
4.50%, 1/1/31 - 12/1/34	29,751,229	32,442,513
3.50%, 4/1/36 - 4/1/37	12,118,008	12,936,352
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	8,189,343	9,486,536
5.50%, 7/1/33 - 8/1/37	5,123,883	5,929,210
6.00%, 9/1/36 - 8/1/37	7,441,853	8,707,819
7.00%, 8/1/37	201,747	239,856
4.50%, 3/1/40	806,619	904,377
5.00%, 12/1/48 - 3/1/49	6,731,150	7,420,920
2.50%, 6/1/50 - 10/1/50	169,348,677	175,845,681
2.00%, 9/1/50 - 12/1/50	111,693,482	112,842,955
Fannie Mae, 40 Year
4.50%, 6/1/56	20,452,175	23,117,078
Fannie Mae, Hybrid ARM
1.988%, 9/1/34(e)	302,381	305,941
1.697%, 12/1/34(e)	397,538	400,478
1.95%, 1/1/35(e)	431,532	445,646
1.747%, 1/1/35(e)	542,040	562,523
1.788%, 8/1/35(e)	264,056	265,444
2.009%, 5/1/37(e)	542,368	544,455
2.045%, 7/1/39(e)	174,283	174,326
2.28%, 11/1/40(e)	187,435	189,871
2.23%, 12/1/40(e)	1,388,178	1,464,294
1.976%, 11/1/43(e)	1,406,835	1,468,534
1.915%, 4/1/44(e)	3,035,846	3,159,484
2.72%, 11/1/44(e)	4,411,562	4,589,901
2.784%, 12/1/44(e)	2,862,857	2,977,729
2.909%, 9/1/45(e)	868,465	909,273
2.746%, 12/1/45(e)	2,737,827	2,862,689
2.639%, 1/1/46(e)	3,797,882	3,970,704
2.951%, 4/1/46(e)	2,713,356	2,827,531
2.53%, 12/1/46(e)	5,011,729	5,215,209
3.163%, 6/1/47(e)	2,668,238	2,778,404
3.043%, 7/1/47(e)	4,485,465	4,661,692
2.674%, 8/1/47(e)	6,121,710	6,386,441
3.298%, 1/1/49(e)	2,520,678	2,631,414
Freddie Mac, Hybrid ARM
2.211%, 5/1/34(e)	440,051	448,917
2.375%, 10/1/35(e)	858,438	915,234
1.767%, 4/1/37(e)	825,963	867,186
2.252%, 9/1/37(e)	674,712	714,722
2.339%, 1/1/38(e)	150,355	150,423
2.444%, 2/1/38(e)	723,059	769,094
2.241%, 7/1/38(e)	77,468	82,473
2.076%, 10/1/38(e)	309,853	311,941
2.75%, 10/1/41(e)	334,282	353,460
2.09%, 8/1/42(e)	903,894	953,048
1.866%, 5/1/44(e)	2,826,609	2,943,166
1.86%, 5/1/44(e)	523,488	544,721
1.865%, 6/1/44(e)	946,252	984,881
1.87%, 6/1/44(e)	948,433	986,977
2.395%, 1/1/45(e)	3,579,055	3,732,730
2.728%, 10/1/45(e)	2,302,520	2,388,736
2.831%, 10/1/45(e)	2,576,438	2,693,443
3.242%, 7/1/47(e)	3,073,537	3,201,609
3.272%, 1/1/49(e)	8,912,074	9,292,935
3.68%, 3/1/49(e)	1,913,434	1,994,582
Freddie Mac Gold, 15 Year
4.50%, 9/1/24 - 9/1/26	1,500,680	1,574,172
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	1,183,636	1,329,815

See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 3

Portfolio of Investments (unaudited)
September 30, 2021
Debt Securities (continued)
	Par Value	Value
4.50%, 4/1/31 - 6/1/31	$3,832,848	$ 4,179,654
Freddie Mac Gold, 30 Year
7.47%, 3/17/23	10,398	10,392
6.50%, 12/1/32 - 4/1/33	2,516,843	2,905,161
7.00%, 11/1/37 - 9/1/38	2,181,362	2,580,196
5.50%, 12/1/37	182,774	210,727
6.00%, 2/1/39	635,365	734,308
4.50%, 9/1/41 - 6/1/42	15,996,748	17,860,207
Freddie Mac Pool, 30 Year
2.50%, 6/1/50 - 2/1/51	162,952,785	169,509,522
2.00%, 9/1/50	97,550,563	98,546,724
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 10/15/25	134,551	141,383
UMBS TBA, 30 Year
2.50%, 12/1/51(f)	310,644,000	318,931,882
		1,119,029,378
		1,386,670,551
		1,673,359,917
Corporate: 8.5%
Financials: 2.3%
Bank of America Corp.
3.004%, 12/20/23(c)	15,589,000	16,065,556
4.20%, 8/26/24	5,825,000	6,371,574
4.45%, 3/3/26	3,970,000	4,445,327
4.25%, 10/22/26	2,970,000	3,343,015
4.183%, 11/25/27	7,925,000	8,834,423
Barclays PLC (United Kingdom)
4.836%, 5/9/28	4,525,000	5,114,470
BNP Paribas SA (France)
4.25%, 10/15/24	17,200,000	18,791,059
4.375%, 9/28/25(d)	8,223,000	9,021,120
4.625%, 3/13/27(d)	9,775,000	10,981,148
Boston Properties, Inc.
3.80%, 2/1/24	5,000,000	5,312,741
3.65%, 2/1/26	9,941,000	10,837,294
2.75%, 10/1/26	15,000,000	15,823,282
3.25%, 1/30/31	5,850,000	6,214,987
Capital One Financial Corp.
3.50%, 6/15/23	3,449,000	3,624,576
4.20%, 10/29/25	10,175,000	11,277,096
Citigroup, Inc.
USD LIBOR 3-Month
+ 6.37%, 6.499%, 10/30/40(b)	37,080,925	41,182,075
HSBC Holdings PLC (United Kingdom)
4.30%, 3/8/26	11,462,000	12,761,343
6.50%, 5/2/36	17,805,000	24,483,132
6.50%, 9/15/37	3,265,000	4,526,596
JPMorgan Chase & Co.
1.04%, 2/4/27(c)	17,500,000	17,168,550
8.75%, 9/1/30(b)	25,692,000	38,263,031
2.956%, 5/13/31(c)	3,300,000	3,433,181
UniCredit SPA (Italy)
7.296%, 4/2/34(c)(d)	23,425,000	28,398,829
Unum Group
6.75%, 12/15/28	8,417,000	10,639,330
Wells Fargo & Co.
4.10%, 6/3/26	3,376,000	3,759,990
4.30%, 7/22/27	16,645,000	18,911,841
2.572%, 2/11/31(c)	12,005,000	12,266,469
		351,852,035
Industrials: 5.7%
AbbVie, Inc.
3.80%, 3/15/25	7,000,000	7,600,969

	Par Value	Value
4.05%, 11/21/39	$10,550,000	$ 12,124,151
AT&T, Inc.
3.50%, 9/15/53	39,285,000	38,881,150
3.65%, 9/15/59	6,687,000	6,666,423
Bayer AG (Germany)
4.375%, 12/15/28(d)	10,100,000	11,434,918
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	2,725,000	2,704,628
2.726%, 3/25/31	5,415,000	5,332,507
3.734%, 9/25/40	1,100,000	1,061,259
3.984%, 9/25/50	3,525,000	3,390,836
Burlington Northern Santa Fe LLC(g)
5.72%, 1/15/24	1,490,099	1,568,180
5.629%, 4/1/24	4,059,319	4,274,480
5.342%, 4/1/24	2,327,561	2,441,615
Cemex SAB de CV (Mexico)
7.375%, 6/5/27(d)	5,000,000	5,538,700
5.20%, 9/17/30(d)	6,400,000	6,873,920
3.875%, 7/11/31(d)	7,050,000	7,054,230
Charter Communications, Inc.
4.50%, 6/1/33(d)	4,000,000	4,070,880
4.25%, 1/15/34(d)	5,850,000	5,795,156
6.55%, 5/1/37	11,000,000	14,842,136
6.75%, 6/15/39	6,160,000	8,431,110
6.484%, 10/23/45	29,977,000	40,756,139
5.75%, 4/1/48	3,700,000	4,674,184
Cigna Corp.
7.875%, 5/15/27	17,587,000	23,405,513
Coca-Cola Co.
3.45%, 3/25/30	6,400,000	7,160,182
Cox Enterprises, Inc.
3.85%, 2/1/25(d)	14,626,000	15,786,941
3.35%, 9/15/26(d)	14,932,000	16,032,406
CVS Health Corp.
4.30%, 3/25/28	2,538,000	2,894,983
4.78%, 3/25/38	4,600,000	5,640,254
5.05%, 3/25/48	4,725,000	6,082,030
Dillard's, Inc.
7.875%, 1/1/23	8,660,000	9,332,300
7.75%, 7/15/26	50,000	60,040
7.75%, 5/15/27	540,000	646,094
7.00%, 12/1/28	15,135,000	17,813,823
Dow, Inc.
7.375%, 11/1/29	3,353,000	4,575,809
9.40%, 5/15/39	3,286,000	5,892,491
Elanco Animal Health, Inc.
5.272%, 8/28/23	2,500,000	2,664,325
5.90%, 8/28/28	6,175,000	7,224,750
Exxon Mobil Corp.
4.227%, 3/19/40	5,545,000	6,582,793
4.327%, 3/19/50	4,532,000	5,551,255
FedEx Corp.
4.25%, 5/15/30	3,575,000	4,103,413
5.25%, 5/15/50	4,100,000	5,414,144
Ford Motor Credit Co. LLC(g)
3.813%, 10/12/21	14,270,000	14,277,135
5.596%, 1/7/22	9,425,000	9,537,629
4.25%, 9/20/22	4,243,000	4,339,528
4.14%, 2/15/23	5,166,000	5,296,183
4.375%, 8/6/23	3,405,000	3,545,831
3.81%, 1/9/24	12,838,000	13,255,235
3.375%, 11/13/25	9,350,000	9,607,125
2.70%, 8/10/26	12,700,000	12,725,400

4 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
September 30, 2021
Debt Securities (continued)
	Par Value	Value
HCA Healthcare, Inc.
4.125%, 6/15/29	$2,700,000	$ 3,015,959
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(d)	19,225,000	20,959,427
3.875%, 7/26/29(d)	21,150,000	22,764,872
Kinder Morgan, Inc.
5.50%, 3/1/44	20,643,000	25,675,018
5.40%, 9/1/44	15,719,000	19,501,797
Macy's, Inc.
6.70%, 7/15/34(d)	2,539,000	2,935,109
Microchip Technology, Inc.
.983%, 9/1/24(d)	14,714,000	14,696,196
Occidental Petroleum Corp.
2.90%, 8/15/24	7,900,000	8,041,410
3.20%, 8/15/26	15,450,000	15,773,523
Oracle Corp.
1.65%, 3/25/26	13,990,000	14,188,774
2.80%, 4/1/27	6,350,000	6,727,063
3.60%, 4/1/50	8,288,000	8,297,932
Prosus NV(g) (Netherlands)
4.85%, 7/6/27(d)	14,200,000	16,099,108
3.061%, 7/13/31(d)	30,375,000	29,658,619
TC Energy Corp. (Canada)
5.625%, 5/20/75(b)(c)	20,570,000	22,189,888
5.30%, 3/15/77(b)(c)	28,160,000	30,236,800
5.50%, 9/15/79(b)(c)	6,850,000	7,552,125
Telecom Italia SPA (Italy)
5.303%, 5/30/24(d)	14,663,000	15,797,183
7.20%, 7/18/36	11,596,000	14,205,100
7.721%, 6/4/38	8,212,000	10,511,360
The Williams Companies, Inc.
3.50%, 11/15/30	6,400,000	6,952,704
T-Mobile U.S., Inc.
2.25%, 2/15/26(d)	6,800,000	6,876,500
3.375%, 4/15/29(d)	6,500,000	6,781,125
3.875%, 4/15/30	7,975,000	8,805,693
3.50%, 4/15/31(d)	6,525,000	6,881,491
4.375%, 4/15/40	2,675,000	3,082,046
4.50%, 4/15/50	1,775,000	2,069,239
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(d)	12,050,000	13,104,375
5.25%, 6/6/29(d)	11,350,000	12,144,500
Union Pacific Corp.
6.176%, 1/2/31	4,494,011	5,371,987
Verizon Communications, Inc.
4.272%, 1/15/36	11,847,000	13,916,822
VMware, Inc.(g)
.60%, 8/15/23	4,050,000	4,055,111
1.40%, 8/15/26	19,765,000	19,676,058
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(b)(c)	16,900,000	20,672,996
Zoetis, Inc.
4.50%, 11/13/25	4,095,000	4,609,266
		858,792,359
Utilities: 0.5%
Dominion Energy, Inc.
5.75%, 10/1/54(b)(c)	22,950,000	25,164,299
Enel SPA (Italy)
6.80%, 9/15/37(d)	13,700,000	20,229,280
6.00%, 10/7/39(d)	4,447,000	6,138,351
The Southern Co.

	Par Value	Value
4.00%, 1/15/51(b)(c)	$14,800,000	$ 15,644,636
3.75%, 9/15/51(b)(c)	7,500,000	7,641,000
		74,817,566
		1,285,461,960
Total Debt Securities (Cost $3,718,406,354)		$3,858,230,143
Equity-Linked Notes: 1.1%
	Shares	Value
Communication Services: 0.7%
Media & Entertainment: 0.7%
Facebook, Inc., 1/25/2022(a)(d)(h)	325,000	$102,682,952
Information Technology: 0.4%
Software & Services: 0.4%
Microsoft Corp., 1/25/2022(a)(d)(h)	280,000	67,971,227
Total Equity-Linked Notes (Cost $141,851,546)		$170,654,179
Short-Term Investments: 4.1%
	Par Value/ Shares	Value
Repurchase Agreements: 3.7%
Fixed Income Clearing Corporation(i) 0.000%, dated 9/30/21, due 10/1/21, maturity value $552,928,000	$552,928,000	$ 552,928,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	61,129,746	61,129,746
Total Short-Term Investments (Cost $614,057,746)		$ 614,057,746
Total Investments In Securities (Cost $11,152,432,578)	101.6%	$15,397,203,013
Other Assets Less Liabilities	(1.6)%	(241,199,614)
Net Assets	100.0%	$15,156,003,399

See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 5

Portfolio of Investments (unaudited)
September 30, 2021
(a)	Non-income producing
(b)	Hybrid security: characteristics of both a debt and equity security.
(c)	Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.
(f)	The security was purchased on a to-be-announced (TBA) when-issued basis.
(g)	Subsidiary (see below)
(h)	Equity-linked notes issued by Goldman Sachs. The Facebook, Inc. and Microsoft Corp. equity-linked notes provide exposure to the price of their underlying common stock, subject to a cap of $340.00 and $250.00 respectively.
(i)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.125%-2.375%, 5/15/27-6/30/28. Total collateral value is $563,986,663.
*	Rounds to 0.0%.
In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.
Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.
Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.
ADR: American Depositary Receipt
ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
DUS: Delegated Underwriting and Servicing
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index— Short Position	(3,032)	12/17/21	$(651,538,900)	$24,179,197
Written Call Options Contracts
Common Stocks	Counterparty	Number of Shares	Notional Amount	Exercise Price	Expiration Date	Value
Bank of America Corp.	Goldman Sachs	(4,400,000)	$(186,780,000)	$ 50.00	1/20/23	$(10,576,813)
Booking Holdings, Inc.	Barclays	(33,000)	(78,337,710)	3,000.00	1/20/23	(4,528,104)
ConocoPhillips	Barclays	(1,400,000)	(94,878,000)	70.00	1/20/23	(12,262,855)
Goldman Sachs Group, Inc.	Barclays	(250,000)	(94,507,500)	440.00	6/17/22	(3,011,729)
Occidental Petroleum Corp.	JPMorgan	(4,000,000)	(118,320,000)	37.00	1/20/23	(17,325,500)
Schlumberger, Ltd.	Barclays	(2,800,000)	(82,992,000)	37.50	1/20/23	(7,559,703)
						$(55,264,704)
6 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio securities for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security.
Debt securities, certain preferred stocks, equity-linked notes and derivatives traded over-the-counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■	Level 1: Quoted prices in active markets for identical securities
■	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2021:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$ 1,624,603,175	$ —
Consumer Discretionary	410,982,700	—
Consumer Staples	196,245,275	—
Energy	856,367,699	—
Financials	2,615,186,047	—
Health Care	2,207,727,543	—
Industrials	613,989,094	—
Information Technology	1,921,895,440	—
Materials	58,392,691	—
Preferred Stocks
Financials	—	248,871,281
Equity-Linked Notes
Communication Services	—	102,682,952
Information Technology	—	67,971,227
Debt Securities
U.S. Treasury	—	732,746,138
Government-Related	—	166,662,128
Securitized	—	1,673,359,917
Corporate	—	1,285,461,960
Short-Term Investments
Repurchase Agreements	—	552,928,000
Money Market Fund	61,129,746	—
Total Securities	$10,566,519,410	$4,830,683,603
Dodge & Cox Balanced Fund / 7

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Other Investments
Futures Contracts
Appreciation	$24,179,197	$ —
Written Call Option Contracts	—	(55,264,704)
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
8 / Dodge & Cox Balanced Fund

DODGE & COX INCOME FUND
September 30, 2021
Portfolio of Investments (unaudited)
Debt Securities: 103.0%
	Par Value	Value
U.S. Treasury: 24.9%
U.S. Treasury Note/Bond
0.125%, 7/31/22	$2,208,460,000	$ 2,208,977,619
0.625%, 8/15/30	707,297,000	657,979,613
0.25%, 8/31/25	500,000,000	489,785,155
1.625%, 11/15/50	560,000,000	503,103,126
1.375%, 11/15/40	250,000,000	224,570,312
0.875%, 11/15/30	130,367,000	123,716,247
0.625%, 11/30/27	500,000,000	482,890,625
0.375%, 11/30/25	200,000,000	196,179,688
0.125%, 12/31/22	500,000,000	499,843,750
0.375%, 12/31/25	900,000,000	881,859,375
0.50%, 2/28/26	500,000,000	491,562,500
0.25%, 3/15/24	800,000,000	797,218,752
0.75%, 3/31/26	300,000,000	297,878,907
0.375%, 4/15/24	1,000,000,000	998,867,190
0.75%, 4/30/26	1,000,000,000	992,304,690
0.125%, 4/30/23	2,060,000,000	2,057,264,073
0.25%, 5/15/24	1,200,000,000	1,194,234,372
0.125%, 5/31/23	500,000,000	499,199,220
0.75%, 5/31/26	300,000,000	297,480,468
0.875%, 6/30/26	899,000,000	895,839,458
0.125%, 6/30/23	711,830,000	710,606,542
0.125%, 7/31/23	500,000,000	498,925,780
0.75%, 8/31/26	2,000,000,000	1,978,593,760
		17,978,881,222
Government-Related: 4.6%
Agency: 2.7%
Petroleo Brasileiro SA (Brazil)
5.093%, 1/15/30	274,213,000	289,919,921
7.25%, 3/17/44	18,890,000	21,810,205
6.90%, 3/19/49	149,524,000	166,518,898
6.75%, 6/3/50	78,270,000	85,079,490
Petroleos Mexicanos (Mexico)
6.875%, 8/4/26	36,675,000	39,887,730
6.49%, 1/23/27	85,650,000	90,514,920
6.50%, 3/13/27	239,631,000	253,076,695
6.84%, 1/23/30	172,605,000	178,281,979
6.625%, 6/15/35	189,761,000	180,035,749
6.50%, 6/2/41	53,502,000	47,350,875
6.375%, 1/23/45	135,151,000	114,893,217
6.75%, 9/21/47	66,966,000	58,405,401
6.35%, 2/12/48	96,464,000	81,508,704
7.69%, 1/23/50	287,177,000	271,927,901
6.95%, 1/28/60	80,170,000	70,060,563
		1,949,272,248
Local Authority: 1.9%
L.A. Unified School District GO
5.75%, 7/1/34	6,030,000	7,979,102
6.758%, 7/1/34	183,745,000	259,664,006
New Jersey Turnpike Authority RB
7.414%, 1/1/40	40,655,000	66,368,511
7.102%, 1/1/41	146,837,000	233,386,252
State of California GO
7.50%, 4/1/34	80,146,000	123,401,325
7.30%, 10/1/39	183,965,000	290,758,338
State of Illinois GO
5.10%, 6/1/33	356,525,000	415,546,466
		1,397,104,000
		3,346,376,248

	Par Value	Value
Securitized: 41.1%
Asset-Backed: 5.8%
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2001-20L 1, 5.78%, 12/1/21	$106,208	$ 106,532
Series 2002-20A 1, 6.14%, 1/1/22	527	532
Series 2002-20L 1, 5.10%, 12/1/22	56,728	57,644
Series 2003-20G 1, 4.35%, 7/1/23	5,841	6,004
Series 2004-20L 1, 4.87%, 12/1/24	181,236	188,495
Series 2005-20B 1, 4.625%, 2/1/25	368,544	385,058
Series 2005-20D 1, 5.11%, 4/1/25	14,608	15,304
Series 2005-20E 1, 4.84%, 5/1/25	605,768	634,270
Series 2005-20G 1, 4.75%, 7/1/25	683,871	716,637
Series 2005-20H 1, 5.11%, 8/1/25	7,086	7,497
Series 2005-20I 1, 4.76%, 9/1/25	827,753	861,879
Series 2006-20A 1, 5.21%, 1/1/26	680,057	722,481
Series 2006-20B 1, 5.35%, 2/1/26	204,243	218,806
Series 2006-20C 1, 5.57%, 3/1/26	908,332	974,403
Series 2006-20G 1, 6.07%, 7/1/26	1,718,067	1,850,006
Series 2006-20H 1, 5.70%, 8/1/26	15,507	16,924
Series 2006-20I 1, 5.54%, 9/1/26	24,532	26,071
Series 2006-20J 1, 5.37%, 10/1/26	767,097	817,206
Series 2006-20L 1, 5.12%, 12/1/26	770,065	819,181
Series 2007-20A 1, 5.32%, 1/1/27	1,430,877	1,541,529
Series 2007-20C 1, 5.23%, 3/1/27	2,380,448	2,558,190
Series 2007-20D 1, 5.32%, 4/1/27	2,327,376	2,505,632
Series 2007-20G 1, 5.82%, 7/1/27	1,674,495	1,834,003
		16,864,284
Other: 1.0%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(a)	261,955,280	286,513,587
9.75%, 1/6/27(a)	188,100,536	220,783,004
8.20%, 4/6/28(a)	177,661,802	204,755,227
		712,051,818
Student Loan: 4.8%
Navient Student Loan Trust
USD LIBOR 1-Month
+0.90%, 1.04%, 8/26/69(a)	71,179,554	72,476,552
+0.60%, 0.686%, 12/26/69(a)	55,118,314	55,451,262
+0.55%, 0.70%, 2/25/70(a)	92,780,830	92,884,475
+1.25%, 1.336%, 6/25/65(a)	250,355,704	256,315,096
+1.15%, 1.236%, 3/25/66(a)	206,948,325	210,670,663
+1.30%, 1.386%, 3/25/66(a)	150,828,000	156,645,526
+0.80%, 0.886%, 7/26/66(a)	252,967,723	254,164,590
+1.05%, 1.136%, 7/26/66(a)	369,329,000	370,031,242
+1.15%, 1.236%, 7/26/66(a)	246,707,000	251,791,656
+1.00%, 1.086%, 9/27/66(a)	119,429,000	121,459,197
+1.05%, 1.136%, 12/27/66(a)	168,146,803	170,784,959
+0.72%, 0.806%, 3/25/67(a)	96,785,000	97,843,015
+0.80%, 0.886%, 3/25/67(a)	181,973,000	185,545,112
+0.68%, 0.766%, 6/27/67(a)	202,785,947	204,488,862
+1.00%, 1.086%, 2/27/68(a)	61,463,000	62,961,529
+0.83%, 0.916%, 7/25/68(a)	64,539,088	65,201,182
+0.81%, 0.896%, 7/25/68(a)	63,945,000	64,327,928
+0.70%, 0.786%, 2/25/70(a)	235,787,753	234,653,166
Navient Student Loan Trust (Private Loans)
Series 2014-AA A2A, 2.74%, 2/15/29(a)	5,980,887	6,064,388
Series 2017-A A2A, 2.88%, 12/16/58(a)	13,279,284	13,451,874
Navient Student Loan Trust 2020-1
USD LIBOR 1-Month
See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 1

Portfolio of Investments (unaudited)
September 30, 2021
Debt Securities (continued)
	Par Value	Value
+1.05%, 1.136%, 6/25/69(a)	$45,212,861	$ 46,415,469
SLM Student Loan Trust
USD LIBOR 1-Month
+1.20%, 1.286%, 10/25/34	27,526,000	27,970,267
USD LIBOR 3-Month
+0.63%, 0.755%, 1/25/40(a)	117,056,663	117,150,250
+0.17%, 0.295%, 7/25/40	13,626,000	13,255,215
+0.55%, 0.675%, 10/25/64(a)	60,413,063	60,879,688
+0.55%, 0.675%, 10/25/64(a)	27,070,991	27,235,607
SMB Private Education Loan Trust (Private Loans)
Series 2017-A A2A, 2.88%, 9/15/34(a)	13,332,297	13,687,927
Series 2017-B A2A, 2.82%, 10/15/35(a)	14,902,833	15,382,440
Series 2018-A A2A, 3.50%, 2/15/36(a)	63,557,110	66,677,307
Series 2018-B A2A, 3.60%, 1/15/37(a)	46,314,086	48,838,426
Series 2021-A APT2, 1.07%, 1/15/53(a)	51,604,940	50,836,444
		3,435,541,314
		4,164,457,416
CMBS: 0.5%
Agency CMBS: 0.5%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.491%, 3/25/26(b)	114,335,530	6,018,142
Series K056 X1, 1.394%, 5/25/26(b)	39,702,992	1,995,635
Series K062 X1, 0.431%, 12/25/26(b)	315,767,993	4,800,558
Series K064 X1, 0.741%, 3/25/27(b)	388,420,904	11,629,438
Series K065 X1, 0.81%, 4/25/27(b)	467,691,865	15,739,234
Series K066 X1, 0.888%, 6/25/27(b)	373,985,437	14,281,270
Series K067 X1, 0.711%, 7/25/27(b)	471,551,100	14,451,485
Series K069 X1, 0.49%, 9/25/27(b)	97,627,773	2,017,244
Series K070 X1, 0.456%, 11/25/27(b)	197,425,627	3,775,469
Series K071 X1, 0.418%, 11/25/27(b)	253,971,025	4,130,686
Series K089 X1, 0.686%, 1/25/29(b)	516,379,676	19,264,473
Series K091 X1, 0.704%, 3/25/29(b)	259,877,777	10,195,759
Series K092 X1, 0.851%, 4/25/29(b)	484,708,662	23,812,961
Series K093 X1, 1.092%, 5/25/29(b)	231,781,058	14,872,301
Series K094 X1, 1.015%, 6/25/29(b)	321,131,130	19,511,125
Series K095 X1, 1.082%, 6/25/29(b)	223,714,158	14,517,147
Series K096 X1, 1.256%, 7/25/29(b)	543,596,901	42,462,800
Series K097 X1, 1.218%, 7/25/29(b)	243,931,577	18,592,514
Series K098 X1, 1.268%, 8/25/29(b)	471,359,088	37,676,109
Series K099 X1, 1.005%, 9/25/29(b)	513,619,254	32,223,599
Series K101 X1, 0.948%, 10/25/29(b)	197,344,261	11,901,951
Series K102 X1, 0.945%, 10/25/29(b)	550,148,938	32,833,274
Series K152 X1, 1.10%, 1/25/31(b)	125,126,812	8,862,519
Series K154 X1, 0.438%, 11/25/32(b)	375,708,050	10,215,314
Series K1511 X1, 0.929%, 3/25/34(b)	175,118,470	13,182,673
		388,963,680
		388,963,680
Mortgage-Related: 34.8%
Federal Agency CMO & REMIC: 3.6%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	29,929	32,880
Series 1997-2 Z, 7.50%, 6/15/27	3,104,981	3,489,628
Series 1998-2 2A, 8.617%, 8/15/27(b)	4,520	4,900
Series 1998-1 1A, 8.293%, 3/15/28(b)	36,717	39,654
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	112,444	126,288
Trust 1998-58 PC, 6.50%, 10/25/28	645,245	726,280
Trust 2001-69 PQ, 6.00%, 12/25/31	792,731	915,371
Trust 2002-33 A1, 7.00%, 6/25/32	1,139,134	1,318,708

	Par Value	Value
Trust 2002-69 Z, 5.50%, 10/25/32	$113,433	$ 127,582
Trust 2008-24 GD, 6.50%, 3/25/37	443,470	507,000
Trust 2007-47 PE, 5.00%, 5/25/37	1,054,920	1,182,195
Trust 2009-53 QM, 5.50%, 5/25/39	338,249	353,217
Trust 2009-30 AG, 6.50%, 5/25/39	3,488,645	4,091,595
Trust 2009-40 TB, 6.00%, 6/25/39	1,441,799	1,660,953
Trust 2001-T3 A1, 7.50%, 11/25/40	57,401	64,004
Trust 2010-123 WT, 7.00%, 11/25/40	14,763,807	17,579,259
Trust 2001-T7 A1, 7.50%, 2/25/41	68,719	81,086
Trust 2001-T5 A2, 6.975%, 6/19/41(b)	26,808	31,018
Trust 2001-T5 A3, 7.50%, 6/19/41(b)	136,670	160,198
Trust 2001-T4 A1, 7.50%, 7/25/41	1,048,465	1,246,830
Trust 2011-58 AT, 4.00%, 7/25/41	4,351,429	4,809,542
Trust 2001-T10 A1, 7.00%, 12/25/41	1,082,431	1,248,325
Trust 2013-106 MA, 4.00%, 2/25/42	11,954,186	12,829,233
Trust 2002-W6 2A1, 7.00%, 6/25/42(b)	1,398,704	1,535,425
Trust 2002-W8 A2, 7.00%, 6/25/42	853,861	1,018,685
Trust 2002-90 A1, 6.50%, 6/25/42	2,713,934	3,155,802
Trust 2002-T16 A3, 7.50%, 7/25/42	2,158,010	2,627,143
Trust 2003-W2 1A2, 7.00%, 7/25/42	4,400,933	5,245,160
Trust 2003-W4 3A, 5.38%, 10/25/42(b)	1,235,163	1,420,405
Trust 2012-121 NB, 7.00%, 11/25/42	510,359	613,210
Trust 2003-W1 2A, 5.566%, 12/25/42(b)	1,567,871	1,726,921
Trust 2003-7 A1, 6.50%, 12/25/42	2,307,513	2,638,162
Trust 2004-T1 1A2, 6.50%, 1/25/44	902,898	1,049,524
Trust 2004-W2 2A2, 7.00%, 2/25/44	64,668	75,611
Trust 2004-W2 5A, 7.50%, 3/25/44	1,863,767	2,157,773
Trust 2004-W8 3A, 7.50%, 6/25/44	1,401,166	1,662,154
Trust 2004-W15 1A2, 6.50%, 8/25/44	414,360	481,372
Trust 2005-W1 1A3, 7.00%, 10/25/44	3,827,009	4,569,324
Trust 2001-79 BA, 7.00%, 3/25/45	306,422	353,365
Trust 2006-W1 1A1, 6.50%, 12/25/45	180,166	209,587
Trust 2006-W1 1A2, 7.00%, 12/25/45	1,349,072	1,593,731
Trust 2006-W1 1A3, 7.50%, 12/25/45	22,581	26,430
Trust 2006-W1 1A4, 8.00%, 12/25/45	1,496,110	1,758,876
Trust 2007-W10 1A, 6.188%, 8/25/47(b)	4,625,956	5,266,833
Trust 2007-W10 2A, 6.299%, 8/25/47(b)	1,280,024	1,450,793
USD LIBOR 1-Month
+0.55%, 0.636%, 9/25/43	15,076,999	15,299,514
+0.40%, 0.486%, 7/25/44	934,246	934,246
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	67,236	78,366
Series 3312 AB, 6.50%, 6/15/32	1,397,019	1,625,675
Series T-41 2A, 4.993%, 7/25/32(b)	136,083	147,426
Series 2587 ZU, 5.50%, 3/15/33	1,746,529	1,978,005
Series 2610 UA, 4.00%, 5/15/33	887,013	965,376
Series T-48 1A, 4.659%, 7/25/33(b)	1,687,460	1,850,079
Series 2708 ZD, 5.50%, 11/15/33	6,713,468	7,604,225
Series 3204 ZM, 5.00%, 8/15/34	3,257,113	3,671,742
Series 3330 GZ, 5.50%, 6/15/37	318,556	355,623
Series 3427 Z, 5.00%, 3/15/38	1,461,969	1,651,897
Series T-51 1A, 6.50%, 9/25/43(b)	41,077	50,458
Series 4283 DW, 4.50%, 12/15/43(b)	29,564,093	33,304,634
Series 4283 EW, 4.50%, 12/15/43(b)	18,991,115	20,641,268
Series 4281 BC, 4.50%, 12/15/43(b)	50,772,237	56,684,349
Series 4319 MA, 4.50%, 3/15/44(b)	10,111,757	11,261,916
Ginnie Mae
USD LIBOR 1-Month
+0.50%, 0.59%, 6/20/68	30,815,500	30,954,462
+0.50%, 0.59%, 11/20/68	27,484,718	27,611,107
+0.65%, 0.74%, 10/20/64	5,834,373	5,883,489

2 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
September 30, 2021
Debt Securities (continued)
	Par Value	Value
+0.63%, 0.72%, 4/20/65	$8,796,193	$ 8,860,895
+0.60%, 0.69%, 7/20/65	5,977,796	6,016,218
+0.60%, 0.69%, 8/20/65	5,672,939	5,709,821
+0.62%, 0.71%, 9/20/65	1,220,840	1,230,115
+0.75%, 0.84%, 11/20/65	22,910,968	23,159,282
+0.90%, 0.99%, 3/20/66	13,729,758	13,948,050
+0.90%, 0.99%, 4/20/66	16,446,355	16,706,632
+0.78%, 0.87%, 9/20/66	7,956,892	8,049,813
+0.75%, 0.84%, 10/20/66	39,720,933	40,190,828
+0.80%, 0.89%, 11/20/66	17,785,156	18,027,379
+0.81%, 0.90%, 12/20/66	10,637,167	10,785,230
+0.57%, 0.66%, 9/20/67	22,804,209	23,007,523
+0.60%, 0.69%, 9/20/69	29,702,660	30,067,257
+0.60%, 0.69%, 11/20/69	24,236,293	24,616,408
+0.65%, 0.74%, 11/20/69	29,510,640	30,057,782
+0.65%, 0.74%, 11/20/69	92,118,904	93,571,895
+0.65%, 0.74%, 11/20/69	18,842,835	19,184,103
+0.55%, 0.637%, 3/20/70	99,512,920	100,640,620
USD LIBOR 12-Month
+0.30%, 0.532%, 9/20/66	13,642,034	13,580,215
+0.28%, 0.61%, 12/20/66	25,719,343	25,591,732
+0.30%, 0.634%, 1/20/67	72,164,623	71,867,493
+0.31%, 0.644%, 1/20/67	28,135,182	28,030,586
+0.30%, 0.634%, 1/20/67	77,248,274	76,930,483
+0.25%, 0.561%, 2/20/67	13,436,747	13,358,705
+0.20%, 0.511%, 3/20/67	2,557,097	2,538,047
+0.30%, 0.579%, 4/20/67	18,455,734	18,382,544
+0.20%, 0.481%, 5/20/67	33,340,325	33,101,298
+0.30%, 0.581%, 5/20/67	15,287,646	15,229,226
+0.20%, 0.481%, 6/20/67	75,540,002	74,984,594
+0.30%, 0.581%, 6/20/67	17,705,376	17,633,910
+0.20%, 0.445%, 8/20/67	17,938,646	17,798,789
+0.27%, 0.502%, 9/20/67	52,196,193	51,898,367
+0.25%, 0.482%, 9/20/67	18,134,592	18,022,696
+0.25%, 0.683%, 10/20/67	37,295,968	37,043,239
+0.23%, 0.663%, 10/20/67	121,635,372	120,708,729
+0.23%, 0.663%, 10/20/67	56,634,396	56,212,244
+0.22%, 0.653%, 10/20/67	24,876,406	24,691,776
+0.20%, 0.558%, 11/20/67	13,235,176	13,128,954
+0.22%, 0.578%, 11/20/67	17,923,768	17,792,896
+0.22%, 0.578%, 11/20/67	102,880,989	102,088,939
+0.06%, 0.402%, 12/20/67	41,445,909	40,891,823
+0.18%, 0.51%, 12/20/67	27,946,162	27,695,012
+0.15%, 0.484%, 1/20/68	12,926,630	12,795,682
+0.08%, 0.422%, 1/20/68	35,210,355	34,811,260
+0.06%, 0.402%, 1/20/68	75,773,114	74,774,712
+0.10%, 0.442%, 2/20/68	59,432,248	58,657,929
+0.15%, 0.492%, 2/20/68	26,736,430	26,466,962
+0.10%, 0.442%, 2/20/68	34,991,498	34,556,078
+0.04%, 0.351%, 2/20/68	39,688,638	39,132,715
+0.07%, 0.381%, 2/20/68	37,144,732	36,667,440
+0.05%, 0.297%, 2/20/68	19,295,994	19,056,446
+0.05%, 0.361%, 2/20/68	2,931,997	2,892,321
+0.06%, 0.371%, 3/20/68	9,337,939	9,195,853
+0.05%, 0.329%, 3/20/68	44,875,835	44,309,506
+0.03%, 0.309%, 3/20/68	13,383,344	13,187,369
+0.04%, 0.351%, 3/20/68	63,637,580	62,777,582
+0.04%, 0.351%, 3/20/68	23,309,563	22,936,720
+0.02%, 0.299%, 4/20/68	16,740,429	16,452,530
+0.05%, 0.329%, 4/20/68	28,559,675	28,114,552
+0.05%, 0.329%, 4/20/68	28,348,455	27,903,889
+0.04%, 0.321%, 5/20/68	28,682,787	28,218,995
+0.15%, 0.431%, 6/20/68	28,042,265	27,742,807
+0.25%, 0.497%, 7/20/68	27,254,188	27,088,415

	Par Value	Value
+0.12%, 0.352%, 8/20/68	$25,648,256	$ 25,359,010
+0.10%, 0.533%, 10/20/68	46,113,881	45,490,998
+0.22%, 0.578%, 11/20/68	22,189,580	22,010,136
+0.30%, 0.658%, 11/20/68	27,571,990	27,446,648
+0.40%, 0.711%, 2/20/69	23,505,021	23,500,002
+0.40%, 0.833%, 10/20/69	14,422,528	14,507,922
+0.40%, 0.758%, 10/20/69	22,077,080	22,209,253
+0.50%, 0.858%, 11/20/69	47,814,684	48,121,850
		2,585,233,619
Federal Agency Mortgage Pass-Through: 31.2%
Fannie Mae, 15 Year
6.00%, 12/1/21 - 3/1/23	470,134	476,739
5.50%, 1/1/22 - 7/1/25	9,658,450	9,927,206
5.00%, 9/1/25	5,611,962	5,849,022
4.00%, 9/1/25 - 11/1/33	206,297,057	222,205,488
3.50%, 9/1/28 - 2/1/31	107,986,396	115,671,758
4.50%, 3/1/29	5,337,925	5,609,100
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	173,506,318	188,761,063
4.00%, 9/1/30 - 3/1/37	809,090,519	883,200,760
3.50%, 11/1/35 - 4/1/37	120,967,938	129,088,768
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	51,315,147	59,868,490
7.00%, 4/1/32 - 2/1/39	4,616,649	5,534,181
6.50%, 12/1/32 - 8/1/39	20,901,302	24,220,631
5.50%, 2/1/33 - 11/1/39	75,063,925	86,280,092
4.50%, 11/1/35 - 11/1/48	810,176,216	897,493,703
5.00%, 7/1/37 - 3/1/49	61,883,134	68,487,589
4.00%, 10/1/40 - 2/1/47	198,583,667	217,200,502
3.50%, 3/1/50	19,945,185	20,727,418
2.50%, 6/1/50 - 2/1/51	2,592,015,351	2,691,030,393
2.00%, 6/1/50 - 2/1/51	2,799,252,687	2,825,859,585
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	83,948,762	94,685,548
Fannie Mae, Hybrid ARM
2.203%, 10/1/33(b)	654,575	697,636
2.019%, 7/1/34(b)	649,836	671,849
1.614%, 8/1/34(b)	964,683	996,155
2.143%, 8/1/34(b)	78,057	78,871
2.081%, 9/1/34(b)	673,509	716,752
1.874%, 10/1/34(b)	512,945	529,289
2.317%, 1/1/35(b)	517,453	529,793
1.745%, 1/1/35(b)	349,370	351,623
1.682%, 4/1/35(b)	737,208	760,032
2.00%, 6/1/35 - 7/1/35(b)	864,625	903,062
1.73%, 7/1/35(b)	285,799	295,356
1.738%, 7/1/35(b)	118,535	119,553
1.753%, 7/1/35(b)	241,320	243,908
2.013%, 8/1/35(b)	616,612	651,292
1.628%, 8/1/35(b)	1,256,494	1,314,836
1.545%, 8/1/35(b)	392,839	399,917
2.091%, 9/1/35(b)	380,161	385,315
1.886%, 10/1/35(b)	633,553	655,064
2.248%, 10/1/35(b)	198,512	199,861
1.748%, 11/1/35(b)	465,263	483,791
1.999%, 12/1/35(b)	107,787	108,360
2.041%, 1/1/36(b)	979,713	1,031,970
2.016%, 1/1/36(b)	1,008,043	1,061,749
2.389%, 1/1/36(b)	4,671,631	4,948,980
2.034%, 11/1/36(b)	616,031	638,890
2.245%, 12/1/36(b)	584,521	611,532
2.247%, 12/1/36(b)	431,961	439,121
1.932%, 1/1/37(b)	799,375	841,885
2.376%, 2/1/37(b)	774,120	807,625

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 3

Portfolio of Investments (unaudited)
September 30, 2021
Debt Securities (continued)
	Par Value	Value
2.178%, 4/1/37(b)	$309,009	$ 332,807
2.049%, 8/1/37(b)	509,474	526,728
1.844%, 11/1/37(b)	238,326	241,139
2.189%, 5/1/38(b)	1,147,771	1,219,398
2.069%, 5/1/38(b)	44,637,392	47,069,579
2.131%, 9/1/38(b)	104,234	105,446
1.84%, 10/1/38 - 7/1/44(b)	6,267,134	6,534,331
2.163%, 10/1/38(b)	230,406	232,034
2.071%, 10/1/38(b)	233,626	242,270
2.021%, 6/1/39(b)	152,577	161,242
2.26%, 12/1/39(b)	432,215	436,441
1.972%, 4/1/42 - 4/1/46(b)	11,889,409	12,374,406
1.92%, 9/1/42(b)	1,105,626	1,161,516
2.141%, 11/1/42(b)	1,517,839	1,594,998
2.25%, 12/1/42(b)	5,974,524	6,283,554
1.916%, 2/1/43 - 9/1/44(b)	5,800,153	6,058,491
2.158%, 2/1/43(b)	727,526	769,835
2.315%, 5/1/43(b)	1,506,698	1,572,212
1.72%, 6/1/43(b)	191,955	193,181
1.731%, 9/1/43(b)	355,232	363,001
1.922%, 9/1/43(b)	1,663,044	1,737,512
3.273%, 9/1/43(b)	864,148	901,564
1.91%, 10/1/43(b)	8,107,745	8,508,110
1.971%, 11/1/43(b)	4,441,534	4,634,703
2.862%, 11/1/43(b)	5,744,610	5,958,346
1.949%, 12/1/43(b)	1,865,867	1,947,034
1.925%, 2/1/44(b)	201,363	202,622
1.965%, 2/1/44 - 4/1/44(b)	5,274,434	5,495,714
1.923%, 4/1/44(b)	2,254,946	2,348,573
1.901%, 4/1/44(b)	1,683,647	1,754,287
3.143%, 4/1/44(b)	6,334,767	6,579,167
2.028%, 4/1/44(b)	6,551,731	6,890,057
1.872%, 5/1/44(b)	2,045,994	2,130,979
1.924%, 5/1/44(b)	7,127,702	7,426,447
1.817%, 7/1/44 - 8/1/44(b)	7,450,962	7,746,727
1.835%, 7/1/44(b)	2,972,546	3,094,695
1.808%, 7/1/44(b)	4,751,371	4,940,749
1.83%, 7/1/44 - 8/1/44(b)	6,542,886	6,806,381
1.818%, 8/1/44(b)	2,660,828	2,767,550
1.896%, 9/1/44 - 9/1/44(b)	5,657,915	5,888,015
2.042%, 9/1/44(b)	8,445,368	8,812,784
2.48%, 9/1/44(b)	1,320,106	1,370,793
2.925%, 9/1/44(b)	1,109,760	1,152,558
2.346%, 10/1/44(b)	3,847,266	3,993,943
2.843%, 10/1/44(b)	1,559,584	1,620,590
2.577%, 10/1/44(b)	2,637,757	2,746,071
2.067%, 10/1/44(b)	6,265,564	6,514,387
2.397%, 10/1/44(b)	2,526,980	2,621,830
2.639%, 10/1/44(b)	4,631,695	4,820,938
3.013%, 10/1/44(b)	1,269,182	1,318,744
2.698%, 10/1/44(b)	1,547,630	1,611,404
2.76%, 10/1/44(b)	2,715,530	2,823,567
2.66%, 10/1/44(b)	2,896,487	3,013,788
2.839%, 10/1/44 - 4/1/46(b)	6,383,772	6,668,761
2.437%, 10/1/44(b)	1,462,517	1,516,969
2.60%, 11/1/44(b)	3,234,355	3,362,263
2.845%, 11/1/44(b)	4,371,571	4,546,119
2.928%, 11/1/44(b)	5,256,229	5,465,989
2.745%, 11/1/44(b)	884,486	913,751
2.692%, 11/1/44(b)	1,490,347	1,553,215
2.769%, 11/1/44(b)	2,464,691	2,563,356
2.736%, 12/1/44(b)	6,600,313	6,860,227
2.715%, 12/1/44(b)	1,026,639	1,068,029
2.712%, 12/1/44(b)	1,109,117	1,154,138

	Par Value	Value
2.831%, 12/1/44(b)	$1,158,136	$ 1,202,707
2.653%, 12/1/44(b)	3,126,130	3,252,790
2.724%, 12/1/44(b)	970,912	1,004,356
3.058%, 1/1/45(b)	2,122,670	2,210,306
2.779%, 2/1/45(b)	3,593,349	3,738,595
3.018%, 3/1/45(b)	38,042,505	39,635,989
3.154%, 3/1/45(b)	1,711,308	1,784,673
2.188%, 4/1/45(b)	9,444,818	9,842,771
2.651%, 4/1/45(b)	1,313,647	1,369,852
2.602%, 8/1/45(b)	3,685,444	3,844,492
2.603%, 8/1/45 - 3/1/46(b)	2,525,993	2,627,612
2.812%, 10/1/45(b)	7,848,499	8,210,469
2.545%, 11/1/45(b)	5,517,320	5,756,829
2.819%, 4/1/46(b)	5,707,621	5,993,062
2.842%, 4/1/46(b)	1,262,263	1,326,704
2.73%, 4/1/46(b)	2,161,356	2,269,189
1.942%, 5/1/46(b)	2,811,378	2,921,234
2.716%, 6/1/46(b)	1,208,638	1,267,478
2.676%, 6/1/46(b)	1,860,467	1,947,177
2.652%, 7/1/46(b)	956,915	1,003,292
2.255%, 12/1/46(b)	3,386,334	3,496,371
2.953%, 6/1/47(b)	5,224,473	5,420,330
3.163%, 6/1/47(b)	6,244,321	6,502,136
3.19%, 7/1/47(b)	7,242,065	7,545,589
3.129%, 7/1/47(b)	3,008,734	3,131,328
3.157%, 8/1/47(b)	815,064	844,505
3.012%, 8/1/47(b)	1,754,025	1,822,793
3.296%, 8/1/47(b)	1,966,481	2,051,947
2.674%, 8/1/47(b)	8,093,022	8,443,002
2.912%, 10/1/47(b)	1,858,569	1,927,676
2.837%, 10/1/47(b)	1,809,066	1,875,086
2.827%, 11/1/47(b)	1,658,647	1,721,036
3.093%, 11/1/47(b)	4,808,306	5,012,277
3.231%, 1/1/48(b)	2,138,803	2,235,749
3.141%, 1/1/48(b)	1,563,459	1,631,521
3.037%, 3/1/48(b)	3,714,024	3,870,590
3.156%, 4/1/48(b)	2,215,404	2,313,170
3.134%, 5/1/48(b)	25,312,071	26,435,355
3.487%, 8/1/48(b)	1,897,576	1,976,576
3.309%, 10/1/48(b)	4,081,290	4,261,260
3.663%, 11/1/48(b)	2,296,344	2,397,166
3.393%, 4/1/49(b)	3,382,009	3,527,803
3.724%, 8/1/49(b)	13,286,843	13,884,068
3.693%, 8/1/49(b)	21,831,184	22,674,523
3.56%, 8/1/49(b)	6,713,804	7,001,684
3.399%, 9/1/49(b)	20,071,998	20,888,391
3.403%, 9/1/49(b)	26,395,442	27,530,667
3.34%, 10/1/49(b)	3,264,831	3,403,400
2.85%, 1/1/50(b)	4,410,462	4,590,279
Freddie Mac, Hybrid ARM
2.098%, 9/1/33(b)	2,192,333	2,309,415
2.375%, 2/1/34 - 2/1/35(b)	2,397,050	2,549,418
2.048%, 8/1/34(b)	349,500	369,042
2.00%, 1/1/35(b)	197,146	199,099
2.139%, 3/1/35(b)	420,369	443,845
2.25%, 4/1/35(b)	90,635	90,647
2.08%, 8/1/35(b)	449,989	474,473
2.12%, 8/1/35(b)	914,590	960,599
2.165%, 9/1/35(b)	440,258	445,074
1.93%, 10/1/35(b)	888,730	935,941
2.37%, 1/1/36(b)	1,135,331	1,211,949
1.79%, 1/1/36(b)	1,172,932	1,236,394
1.934%, 1/1/36(b)	399,897	420,423
2.15%, 4/1/36(b)	1,159,789	1,228,986

4 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
September 30, 2021
Debt Securities (continued)
	Par Value	Value
1.85%, 8/1/36(b)	$687,290	$ 716,140
2.276%, 12/1/36(b)	718,295	751,106
2.148%, 1/1/37(b)	658,000	668,492
1.945%, 3/1/37(b)	894,797	907,274
1.928%, 4/1/37(b)	506,351	507,757
1.767%, 4/1/37(b)	516,752	542,542
1.875%, 5/1/37 - 7/1/37(b)	2,398,950	2,523,053
2.585%, 10/1/37(b)	98,949	105,486
2.405%, 1/1/38(b)	240,346	244,145
1.904%, 2/1/38(b)	529,675	547,635
1.999%, 4/1/38(b)	974,573	1,027,655
2.176%, 4/1/38(b)	1,418,918	1,502,411
2.184%, 5/1/38(b)	132,993	138,846
2.046%, 6/1/38(b)	545,114	567,491
2.076%, 10/1/38(b)	152,611	153,639
2.109%, 10/1/38(b)	1,041,808	1,102,875
2.059%, 11/1/39 - 1/1/44(b)	2,099,165	2,197,720
2.129%, 7/1/43(b)	538,692	569,317
2.118%, 8/1/43(b)	6,704,378	7,053,909
1.974%, 10/1/43(b)	574,199	601,473
1.985%, 1/1/44(b)	1,295,797	1,351,445
1.995%, 2/1/44 - 5/1/44(b)	33,445,428	34,917,224
2.038%, 4/1/44(b)	1,101,346	1,150,439
1.965%, 4/1/44(b)	1,801,447	1,878,090
1.956%, 6/1/44(b)	4,347,389	4,532,237
1.87%, 6/1/44(b)	1,300,986	1,352,185
1.873%, 7/1/44(b)	1,694,076	1,763,698
1.88%, 7/1/44(b)	1,140,268	1,187,512
1.865%, 8/1/44(b)	2,885,360	3,003,447
1.971%, 8/1/44(b)	2,345,441	2,446,276
1.86%, 8/1/44(b)	2,145,196	2,232,249
1.941%, 9/1/44(b)	2,868,239	2,986,856
2.284%, 9/1/44(b)	2,278,438	2,374,613
2.248%, 9/1/44(b)	2,836,555	2,954,891
2.895%, 10/1/44(b)	4,753,991	4,949,048
2.889%, 10/1/44(b)	1,634,976	1,700,908
2.377%, 10/1/44(b)	3,955,949	4,124,901
2.905%, 10/1/44(b)	4,848,987	5,046,240
2.834%, 10/1/44(b)	4,965,792	5,168,919
2.133%, 11/1/44(b)	1,643,398	1,712,386
3.101%, 11/1/44(b)	2,758,996	2,872,002
2.90%, 11/1/44(b)	4,345,580	4,525,157
2.965%, 11/1/44(b)	4,481,032	4,659,797
2.496%, 11/1/44(b)	3,852,253	4,012,477
2.997%, 11/1/44(b)	3,182,533	3,314,874
2.695%, 11/1/44(b)	6,128,185	6,372,066
2.758%, 11/1/44(b)	2,966,231	3,085,804
3.13%, 11/1/44(b)	2,857,358	2,975,173
2.536%, 11/1/44(b)	6,109,832	6,361,560
2.887%, 11/1/44(b)	2,687,193	2,797,192
2.765%, 12/1/44(b)	4,063,458	4,224,044
2.846%, 12/1/44(b)	4,678,380	4,868,316
2.63%, 12/1/44(b)	195,058	200,312
2.994%, 12/1/44(b)	4,660,742	4,853,135
2.709%, 12/1/44(b)	1,399,536	1,452,554
2.901%, 1/1/45(b)	4,945,386	5,149,537
2.842%, 1/1/45(b)	1,837,648	1,910,092
2.658%, 1/1/45 - 8/1/45(b)	5,540,904	5,772,413
2.643%, 1/1/45(b)	1,979,310	2,057,480
2.395%, 1/1/45(b)	4,760,415	4,964,815
2.807%, 2/1/45(b)	3,119,034	3,240,223
2.349%, 4/1/45(b)	2,312,327	2,407,099
2.651%, 5/1/45(b)	9,848,296	10,256,193
2.753%, 6/1/45(b)	1,215,315	1,268,878

	Par Value	Value
2.803%, 8/1/45(b)	$10,618,434	$ 11,087,452
3.091%, 8/1/45(b)	1,709,627	1,787,736
2.795%, 9/1/45(b)	2,453,085	2,563,355
2.749%, 5/1/46(b)	5,010,978	5,248,477
2.667%, 5/1/46(b)	53,648,099	56,073,205
2.603%, 7/1/46(b)	6,407,439	6,693,913
2.531%, 9/1/46(b)	13,116,882	13,576,443
3.124%, 6/1/47(b)	2,795,219	2,908,995
3.071%, 8/1/47(b)	2,435,061	2,536,639
3.194%, 10/1/47(b)	1,845,193	1,921,795
3.115%, 11/1/47(b)	470,023	482,334
3.604%, 2/1/49(b)	5,837,154	6,078,867
Freddie Mac Gold, 15 Year
6.00%, 2/1/22 - 11/1/23	524,049	537,813
5.50%, 12/1/24	40,604	41,272
4.50%, 3/1/25 - 6/1/26	2,661,399	2,791,099
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	870,698	978,229
4.50%, 5/1/30 - 1/1/34	44,244,333	48,350,051
4.00%, 9/1/31 - 10/1/35	211,451,847	231,463,966
3.50%, 7/1/35 - 1/1/36	76,132,747	82,252,291
Freddie Mac Gold, 30 Year
7.00%, 4/1/31 - 11/1/38	1,490,828	1,680,790
6.50%, 12/1/32 - 10/1/38	4,928,852	5,706,418
6.00%, 12/1/33 - 2/1/39	8,581,505	9,960,205
5.50%, 3/1/34 - 12/1/38	25,270,161	29,250,813
4.50%, 3/1/39 - 10/1/47	551,285,628	609,716,487
4.00%, 11/1/45 - 11/1/47	131,342,045	143,000,717
Freddie Mac Pool, 30 Year
7.00%, 11/1/37	6,026	7,450
4.50%, 7/1/42	4,937,565	5,480,147
2.50%, 5/1/50 - 2/1/51	1,849,808,634	1,922,050,276
2.00%, 6/1/50 - 12/1/50	3,838,948,099	3,879,996,567
Ginnie Mae, 20 Year
4.00%, 1/20/35	3,539,828	3,785,222
Ginnie Mae, 30 Year
7.50%, 12/15/23 - 5/15/25	180,956	190,151
7.00%, 5/15/28	86,110	93,007
UMBS TBA, 30 Year
2.50%, 12/1/51(c)	5,956,816,000	6,115,741,945
		22,546,377,168
Private Label CMO & REMIC: 0.0%*
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(a)	2,299,096	2,497,278
Seasoned Credit Risk Transfer Trust 2017-4
Series 2017-4 M45T, 4.50%, 6/25/57	14,042,659	15,554,983
		18,052,261
		25,149,663,048
		29,703,084,144
Corporate: 32.4%
Financials: 10.8%
Bank of America Corp.
3.004%, 12/20/23(d)	230,556,000	237,604,097
4.20%, 8/26/24	161,580,000	176,741,434
4.25%, 10/22/26	183,292,000	206,312,425
2.496%, 2/13/31(d)	74,640,000	75,534,934
Barclays PLC (United Kingdom)
4.375%, 9/11/24	236,829,000	258,026,493
4.836%, 5/9/28	49,425,000	55,863,573
BNP Paribas SA (France)
4.25%, 10/15/24	377,926,000	412,885,444
4.375%, 9/28/25(a)	73,016,000	80,102,892

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 5

Portfolio of Investments (unaudited)
September 30, 2021
Debt Securities (continued)
	Par Value	Value
4.375%, 5/12/26(a)	$133,514,000	$ 147,451,800
4.625%, 3/13/27(a)	230,095,000	258,486,666
Boston Properties, Inc.
3.85%, 2/1/23	75,326,000	78,108,510
3.80%, 2/1/24	63,389,000	67,353,870
3.20%, 1/15/25	46,635,000	49,514,420
3.65%, 2/1/26	28,645,000	31,227,673
4.50%, 12/1/28	59,475,000	68,489,139
2.90%, 3/15/30	16,188,000	16,786,294
3.25%, 1/30/31	108,540,000	115,311,906
Capital One Financial Corp.
3.50%, 6/15/23	101,627,000	106,800,471
3.75%, 4/24/24	14,520,000	15,576,666
3.20%, 2/5/25	45,441,000	48,570,242
4.20%, 10/29/25	125,944,000	139,585,516
Citigroup, Inc.
3.50%, 5/15/23	72,075,000	75,505,211
4.00%, 8/5/24	30,990,000	33,613,669
4.412%, 3/31/31(d)	88,860,000	102,602,859
USD LIBOR 3-Month
+ 6.37%, 6.499%, 10/30/40(e)	423,267,200	470,080,552
HSBC Holdings PLC (United Kingdom)
3.95%, 5/18/24(d)	132,355,000	139,375,665
.976%, 5/24/25(d)	155,274,000	155,000,508
4.30%, 3/8/26	114,950,000	127,980,837
4.95%, 3/31/30	65,743,000	78,187,521
2.848%, 6/4/31(d)	105,275,000	107,962,671
2.357%, 8/18/31(d)	32,125,000	31,768,845
6.50%, 5/2/36	223,527,000	307,365,408
6.50%, 9/15/37	189,027,000	262,067,033
6.80%, 6/1/38	2,823,000	4,020,708
JPMorgan Chase & Co.
4.125%, 12/15/26	118,674,000	133,426,562
4.25%, 10/1/27	130,835,000	148,785,948
8.75%, 9/1/30(e)	80,637,000	120,092,482
2.739%, 10/15/30(d)	9,930,000	10,283,723
4.493%, 3/24/31(d)	364,895,000	425,787,338
2.522%, 4/22/31(d)	67,355,000	68,715,782
2.956%, 5/13/31(d)	101,265,000	105,351,839
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	216,152,000	237,357,250
4.582%, 12/10/25	29,643,000	33,087,086
4.65%, 3/24/26	51,802,000	58,219,805
NatWest Group PLC (United Kingdom)
6.125%, 12/15/22	345,692,000	367,763,497
6.10%, 6/10/23	19,542,000	21,212,080
6.00%, 12/19/23	235,736,000	261,197,122
1.642%, 6/14/27(d)	181,016,000	181,003,964
UniCredit SPA (Italy)
7.296%, 4/2/34(a)(d)	291,351,000	353,213,546
5.459%, 6/30/35(a)(d)	135,975,000	150,013,679
Unum Group
7.25%, 3/15/28	18,694,000	23,736,982
6.75%, 12/15/28	8,052,000	10,177,960
Wells Fargo & Co.
4.10%, 6/3/26	128,880,000	143,538,963
4.30%, 7/22/27	157,735,000	179,216,537
2.879%, 10/30/30(d)	46,670,000	48,740,327
2.572%, 2/11/31(d)	43,705,000	44,656,895
5.013%, 4/4/51(d)	123,342,000	165,528,292
		7,832,973,611

	Par Value	Value
Industrials: 19.9%
AbbVie, Inc.
4.05%, 11/21/39	$152,385,000	$175,122,157
Anheuser-Busch InBev SA/NV (Belgium)
5.55%, 1/23/49	111,244,000	150,662,154
4.60%, 6/1/60	42,820,000	51,450,307
AT&T, Inc.
2.75%, 6/1/31	104,270,000	107,064,405
8.75%, 11/15/31	100,018,000	149,170,353
4.50%, 3/9/48	46,095,000	53,105,533
3.50%, 9/15/53	87,302,000	86,404,535
3.55%, 9/15/55	106,017,000	104,547,997
3.65%, 9/15/59	330,341,000	329,324,498
Bayer AG (Germany)
3.875%, 12/15/23(a)	298,635,000	317,777,835
4.25%, 12/15/25(a)	44,030,000	48,672,868
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	51,400,000	51,015,742
2.726%, 3/25/31	71,660,000	70,568,315
3.734%, 9/25/40	22,010,000	21,234,832
3.984%, 9/25/50	89,773,000	86,356,166
Burlington Northern Santa Fe LLC(f)
5.943%, 1/15/23	938	953
5.72%, 1/15/24	5,530,834	5,820,648
5.629%, 4/1/24	6,026,735	6,346,177
5.342%, 4/1/24	1,292,447	1,355,779
5.996%, 4/1/24	16,402,005	17,782,211
3.442%, 6/16/28(a)	69,626,938	76,110,961
Cemex SAB de CV (Mexico)
7.375%, 6/5/27(a)	83,669,000	92,683,498
5.45%, 11/19/29(a)	78,267,000	84,821,861
5.20%, 9/17/30(a)	214,252,000	230,117,361
3.875%, 7/11/31(a)	123,650,000	123,724,190
Charter Communications, Inc.
4.908%, 7/23/25	108,025,000	121,487,566
4.50%, 5/1/32	7,875,000	8,111,250
4.50%, 6/1/33(a)	212,250,000	216,011,070
4.25%, 1/15/34(a)	90,430,000	89,582,219
6.55%, 5/1/37	45,728,000	61,700,107
6.75%, 6/15/39	122,432,000	167,571,044
6.484%, 10/23/45	453,635,000	616,753,218
5.375%, 5/1/47	56,740,000	67,934,558
5.75%, 4/1/48	208,915,000	263,920,826
4.80%, 3/1/50	9,905,000	11,115,443
Cigna Corp.
4.125%, 11/15/25	47,075,000	52,313,368
7.875%, 5/15/27	26,556,000	35,341,832
4.375%, 10/15/28	59,587,000	68,859,612
Coca-Cola Co.
3.45%, 3/25/30	8,035,000	8,989,385
1.65%, 6/1/30	188,545,000	184,245,474
Cox Enterprises, Inc.
3.85%, 2/1/25(a)	218,525,000	235,870,457
3.35%, 9/15/26(a)	138,027,000	148,198,829
3.50%, 8/15/27(a)	48,107,000	52,676,033
CRH PLC (Ireland)
3.875%, 5/18/25(a)	61,144,000	66,501,689
CSX Corp.
6.251%, 1/15/23	9,050,205	9,640,076
CVS Health Corp.
4.30%, 3/25/28	32,995,000	37,635,914
3.75%, 4/1/30	82,424,000	91,569,193

6 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
September 30, 2021
Debt Securities (continued)
	Par Value	Value
4.78%, 3/25/38	$77,610,000	$ 95,160,891
4.125%, 4/1/40	57,090,000	65,426,822
Dell Technologies, Inc.
5.45%, 6/15/23	14,987,000	16,074,016
6.02%, 6/15/26	29,345,000	34,906,690
6.10%, 7/15/27	41,955,000	51,866,030
Dillard's, Inc.
7.875%, 1/1/23	275,000	296,349
7.75%, 7/15/26	20,806,000	24,983,709
7.75%, 5/15/27	12,723,000	15,222,685
7.00%, 12/1/28	27,945,000	32,891,133
Dow, Inc.
7.375%, 11/1/29	29,568,000	40,351,188
9.40%, 5/15/39	76,250,000	136,732,328
5.25%, 11/15/41	24,024,000	31,147,946
Elanco Animal Health, Inc.
5.272%, 8/28/23	32,450,000	34,582,939
5.90%, 8/28/28	85,917,000	100,522,890
Exxon Mobil Corp.
2.61%, 10/15/30	102,155,000	106,938,295
4.227%, 3/19/40	136,850,000	162,462,616
FedEx Corp.
5.25%, 5/15/50	132,190,000	174,559,927
Ford Motor Credit Co. LLC(f)
3.813%, 10/12/21	192,840,000	192,936,420
5.596%, 1/7/22	104,875,000	106,128,256
3.219%, 1/9/22	45,740,000	45,854,350
4.25%, 9/20/22	8,142,000	8,327,231
4.14%, 2/15/23	140,801,000	144,349,185
4.375%, 8/6/23	125,777,000	130,979,137
3.81%, 1/9/24	40,349,000	41,660,343
4.063%, 11/1/24	132,870,000	139,711,476
5.125%, 6/16/25	46,139,000	50,118,489
4.134%, 8/4/25	39,675,000	41,956,312
3.375%, 11/13/25	159,640,000	164,030,100
2.70%, 8/10/26	212,950,000	213,375,900
HCA Healthcare, Inc.
5.25%, 6/15/26	11,007,000	12,630,751
4.125%, 6/15/29	39,705,000	44,351,353
5.125%, 6/15/39	19,235,000	23,869,547
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(a)	574,850,000	626,711,409
3.875%, 7/26/29(a)	202,125,000	217,557,909
Kinder Morgan, Inc.
6.50%, 2/1/37	50,356,000	68,159,643
6.95%, 1/15/38	96,214,000	136,359,373
6.50%, 9/1/39	71,826,000	99,364,496
5.00%, 8/15/42	77,997,000	91,874,607
5.00%, 3/1/43	73,148,000	86,414,197
5.50%, 3/1/44	81,304,000	101,122,979
5.40%, 9/1/44	68,607,000	85,117,362
5.20%, 3/1/48	17,277,000	21,565,751
LyondellBasell Industries NV (Netherlands)
4.20%, 5/1/50	34,310,000	39,077,604
Macy's, Inc.
6.70%, 7/15/34(a)	55,190,000	63,800,192
4.50%, 12/15/34	22,932,000	22,554,998
Microchip Technology, Inc.
.983%, 9/1/24(a)	22,155,000	22,128,192
Nordstrom, Inc.
6.95%, 3/15/28	19,907,000	23,121,271
Occidental Petroleum Corp.
2.90%, 8/15/24	209,901,000	213,658,228

	Par Value	Value
3.20%, 8/15/26	$61,615,000	$ 62,905,218
3.50%, 8/15/29	150,285,000	152,857,879
4.30%, 8/15/39	10,695,000	10,548,265
Oracle Corp.
2.95%, 4/1/30	130,470,000	136,671,945
3.60%, 4/1/40	28,275,000	29,321,487
Prosus NV(f) (Netherlands)
4.85%, 7/6/27(a)	195,473,000	221,615,559
3.68%, 1/21/30(a)	180,066,000	186,811,361
3.061%, 7/13/31(a)	470,900,000	459,794,035
RELX PLC (United Kingdom)
4.00%, 3/18/29	58,740,000	66,103,024
TC Energy Corp. (Canada)
5.625%, 5/20/75(d)(e)	264,214,000	285,020,852
5.875%, 8/15/76(d)(e)	182,701,000	204,625,120
5.30%, 3/15/77(d)(e)	285,866,000	306,948,617
5.50%, 9/15/79(d)(e)	143,253,000	157,936,432
Telecom Italia SPA (Italy)
5.303%, 5/30/24(a)	306,079,000	329,754,211
7.20%, 7/18/36	60,658,000	74,306,050
7.721%, 6/4/38	167,032,000	213,800,960
The Kraft Heinz Co.
5.50%, 6/1/50	10,403,000	13,725,412
The Walt Disney Co.
6.65%, 11/15/37	75,362,000	112,409,122
The Williams Companies, Inc.
3.50%, 11/15/30	109,165,000	118,592,489
T-Mobile U.S., Inc.
2.25%, 2/15/26(a)	109,975,000	111,212,219
3.375%, 4/15/29(a)	111,555,000	116,379,754
3.875%, 4/15/30	166,820,000	184,196,318
3.50%, 4/15/31(a)	111,490,000	117,581,223
4.375%, 4/15/40	51,475,000	59,307,790
4.50%, 4/15/50	30,705,000	35,794,926
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(a)	152,925,000	166,305,937
5.25%, 6/6/29(a)	221,190,000	236,673,300
Union Pacific Corp.
6.061%, 1/17/23	1,939,227	2,037,726
4.698%, 1/2/24	270,542	283,868
5.082%, 1/2/29	2,747,737	3,049,404
5.866%, 7/2/30	19,363,451	22,364,092
6.176%, 1/2/31	18,341,382	21,924,660
Verizon Communications, Inc.
4.272%, 1/15/36	164,849,000	193,650,217
VMware, Inc.(f)
.60%, 8/15/23	50,075,000	50,138,198
1.40%, 8/15/26	83,510,000	83,134,205
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	203,250,000	248,626,416
Xerox Holdings Corp.
4.07%, 3/17/22	2,349,000	2,375,426
Zoetis, Inc.
4.50%, 11/13/25	101,339,000	114,065,538
		14,373,113,269
Utilities: 1.7%
Dominion Energy, Inc.
1.45%, 4/15/26	30,710,000	30,809,682
3.375%, 4/1/30	23,545,000	25,504,786
5.75%, 10/1/54(d)(e)	236,386,000	259,193,372
Enel SPA (Italy)
6.80%, 9/15/37(a)	180,474,000	266,486,070
6.00%, 10/7/39(a)	161,210,000	222,523,849

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 7

Portfolio of Investments (unaudited)
September 30, 2021
Debt Securities (continued)
	Par Value	Value
The Southern Co.
4.00%, 1/15/51(d)(e)	$285,818,000	$ 302,129,633
3.75%, 9/15/51(d)(e)	80,295,000	81,804,546
		1,188,451,938
		23,394,538,818
Total Debt Securities (Cost $71,812,157,626)		$74,422,880,432
Short-Term Investments: 4.6%
	Par Value/ Shares	Value
Repurchase Agreements: 4.2%
Fixed Income Clearing Corporation(g) 0.000%, dated 9/30/21, due 10/1/21, maturity value $3,055,506,000	$3,055,506,000	$ 3,055,506,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	289,225,885	289,225,885
Total Short-Term Investments (Cost $3,344,731,885)		$ 3,344,731,885
Total Investments In Securities (Cost $75,156,889,511)	107.6%	$77,767,612,317
Other Assets Less Liabilities	(7.6)%	(5,501,226,867)
Net Assets	100.0%	$72,266,385,450
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.
(c)	The security was purchased on a to-be-announced (TBA) when-issued basis.
(d)	Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.
(e)	Hybrid security: characteristics of both a debt and equity security.
(f)	Subsidiary (see below)
(g)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.25%-2.50%, 2/29/24-5/15/27, and U.S. Treasury Inflation Indexed Note 0.125%-2.00%, 10/15/24-1/15/27. Total collateral value is $3,116,616,442.
*	Rounds to 0.0%.
Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.
In determining a parent company’s country designation, the Fund generally references the country of incorporation.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit

8 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■	Level 1: Quoted prices in active markets for identical securities
■	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2021:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
U.S. Treasury	$ —	$17,978,881,222
Government-Related	—	3,346,376,248
Securitized	—	29,703,084,144
Corporate	—	23,394,538,818
Short-Term Investments
Repurchase Agreements	—	3,055,506,000
Money Market Fund	289,225,885	—
Total Securities	$289,225,885	$77,478,386,432
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
Dodge & Cox Income Fund / 9

DODGE & COX GLOBAL BOND FUND
September 30, 2021
Consolidated Portfolio of Investments (unaudited)
Debt Securities: 102.4%
		Par Value	Value
Government: 27.5%
Brazil Government (Brazil)
6.00%, 8/15/24(a)	BRL	12,592,000	$ 8,849,721
10.00%, 1/1/27	BRL	180,045,000	32,249,784
Colombia Government (Colombia)
3.30%, 3/17/27(a)	COP	31,427,223,619	8,607,203
7.25%, 10/18/34	COP	109,092,400,000	27,162,799
India Government (India)
8.24%, 2/15/27	INR	2,447,000,000	36,456,515
Indonesia Government (Indonesia)
8.25%, 5/15/36	IDR	688,257,000,000	53,736,928
Malaysia Government (Malaysia)
3.899%, 11/16/27	MYR	36,001,000	8,935,164
4.893%, 6/8/38	MYR	50,745,000	13,288,791
Mexico Government (Mexico)
2.00%, 6/9/22(a)	MXN	451,673,476	21,934,550
5.75%, 3/5/26	MXN	187,254,100	8,650,438
4.00%, 11/30/28(a)	MXN	309,432,864	16,266,681
8.00%, 11/7/47	MXN	525,128,200	25,613,658
Norway Government (Norway)
3.00%, 3/14/24(b)	NOK	146,612,000	17,528,059
Peru Government (Peru)
6.15%, 8/12/32	PEN	81,438,000	19,089,847
Poland Government (Poland)
3.25%, 7/25/25	PLN	104,705,000	28,335,344
Russia Government (Russia)
7.40%, 7/17/24	RUB	1,032,900,000	14,276,372
7.65%, 4/10/30	RUB	987,527,000	14,000,692
South Korea Government (South Korea)
1.25%, 3/10/26	KRW	21,410,000,000	17,578,265
Thailand Government (Thailand)
1.25%, 3/12/28(a)	THB	281,863,800	8,233,758
U.S. Treasury Note/Bond (United States)
0.125%, 4/30/23	USD	23,000,000	22,969,453
0.25%, 11/15/23	USD	14,290,000	14,269,905
0.125%, 1/15/24	USD	245,000	243,689
0.375%, 4/15/24	USD	28,000,000	27,968,281
0.25%, 5/15/24	USD	27,300,000	27,168,832
0.375%, 12/31/25	USD	10,000,000	9,798,438
0.75%, 5/31/26	USD	31,000,000	30,739,648
			513,952,815
Government-Related: 4.6%
Chicago Transit Authority RB (United States)
6.899%, 12/1/40	USD	2,365,000	3,343,973
6.899%, 12/1/40	USD	350,000	495,322
6.20%, 12/1/40	USD	1,425,000	1,955,869
Colombia Government International (Colombia)
5.625%, 2/26/44	USD	5,600,000	5,840,184
European Bank for Reconstruction & Development (Supranational)
5.15%, 2/16/24	INR	620,000,000	8,371,126
Petroleo Brasileiro SA (Brazil)
6.625%, 1/16/34	GBP	1,525,000	2,368,295
7.25%, 3/17/44	USD	3,950,000	4,560,630
6.90%, 3/19/49	USD	4,250,000	4,733,055
6.75%, 6/3/50	USD	8,850,000	9,619,950
Petroleos Mexicanos (Mexico)
4.75%, 2/26/29	EUR	7,600,000	8,701,846
6.75%, 9/21/47	USD	5,711,000	4,980,934
6.35%, 2/12/48	USD	40,000	33,799
7.69%, 1/23/50	USD	22,400,000	21,210,560
6.95%, 1/28/60	USD	10,000	8,739

		Par Value	Value
Province of Buenos Aires Argentina (Argentina)
BADLARPP
+3.83%, 37.984%, 5/31/22	ARS	54,100,000	$ 290,678
State of Illinois GO (United States)
5.10%, 6/1/33	USD	8,580,000	10,000,389
			86,515,349
Securitized: 27.7%
Asset-Backed: 5.1%
Other: 0.9%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(b)	USD	6,043,439	6,610,012
9.75%, 1/6/27(b)	USD	4,444,292	5,216,487
8.20%, 4/6/28(b)	USD	4,765,751	5,492,528
			17,319,027
Student Loan: 4.2%
Navient Student Loan Trust (United States)
USD LIBOR 1-Month
+1.25% 1.336%, 6/25/65(b)	USD	1,200,525	1,229,102
+1.35% 1.436%, 6/25/65(b)	USD	20,496,632	21,123,804
+1.00% 1.086%, 9/27/66(b)	USD	3,863,000	3,928,668
+0.60% 0.686%, 12/26/69(b)	USD	17,368,050	17,472,963
+0.55% 0.70%, 2/25/70(b)	USD	7,567,696	7,576,150
Navient Student Loan Trust (Private Loans) (United States)
Series 2017-A B, 3.91%, 12/16/58(b)	USD	1,445,000	1,470,544
Series 2020-A B, 3.16%, 11/15/68(b)	USD	2,000,000	2,048,750
SLM Student Loan Trust (United States)
USD LIBOR 1-Month
+0.95% 1.036%, 9/25/28	USD	1,627,815	1,611,300
USD LIBOR 3-Month
+1.70% 1.825%, 7/25/23	USD	9,303,538	9,396,466
+0.11% 0.226%, 12/15/32(b)	USD	2,565,559	2,411,493
+0.45% 0.566%, 12/15/32(b)	USD	920,655	880,854
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2017-B A2A, 2.82%, 10/15/35(b)	USD	945,212	975,632
Series 2018-C B, 4.00%, 11/17/42(b)	USD	1,000,000	1,060,320
Series 2021-A APT2, 1.07%, 1/15/53(b)	USD	6,353,846	6,259,225
			77,445,271
			94,764,298
CMBS: 0.1%
Agency CMBS: 0.1%
Freddie Mac Military Housing Trust Multifamily (United States)
6.195%, 11/25/52(b)(c)	USD	992,080	1,126,381
4.657%, 11/25/55(b)(c)	USD	1,584,299	1,887,704
			3,014,085
Mortgage-Related: 22.5%
Federal Agency CMO & REMIC: 0.4%
Fannie Mae (United States)
Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	282,330	321,833
Freddie Mac (United States)
1 / Dodge & Cox Global Bond Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
September 30, 2021
Debt Securities (continued)
		Par Value	Value
Series 4283 EW, 4.50%, 12/15/43(c)	USD	56,192	$ 61,074
Series 4319 MA, 4.50%, 3/15/44(c)	USD	194,432	216,547
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	165,774	176,609
USD LIBOR 12-Month
+0.22% 0.653%, 10/20/67	USD	444,715	441,415
USD LIBOR 1-Month
+0.52% 0.607%, 7/20/70	USD	6,559,065	6,636,624
			7,854,102
Federal Agency Mortgage Pass-Through: 22.1%
Fannie Mae, 15 Year (United States)
5.00%, 7/1/25	USD	4,471	4,678
Fannie Mae, 30 Year (United States)
4.50% 4/1/39 - 2/1/45	USD	728,617	816,255
2.50% 6/1/50 - 2/1/51	USD	57,504,436	59,878,115
2.00% 9/1/50 - 2/1/51	USD	70,304,769	70,957,739
Fannie Mae, Hybrid ARM (United States)
1.83%, 8/1/44(c)	USD	44,856	46,661
1.896%, 9/1/44(c)	USD	42,235	43,811
Freddie Mac, Hybrid ARM (United States)
2.377%, 10/1/44(c)	USD	81,077	84,539
2.695%, 11/1/44(c)	USD	251,983	262,011
2.658%, 1/1/45(c)	USD	150,980	156,962
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	38,228	44,233
4.50% 8/1/44 - 7/1/47	USD	629,375	691,280
Freddie Mac Pool, 30 Year (United States)
2.50% 6/1/50 - 2/1/51	USD	37,253,093	38,744,204
2.00%, 7/1/50	USD	10,739,380	10,841,635
UMBS TBA, 30 Year (United States)
2.50%, 12/1/51(d)	USD	223,452,000	229,413,628
			411,985,751
			419,839,853
			517,618,236
Corporate: 42.6%
Financials: 10.0%
Bank of America Corp. (United States)
4.25%, 10/22/26	USD	1,575,000	1,772,811
4.183%, 11/25/27	USD	13,100,000	14,603,274
6.11%, 1/29/37	USD	2,250,000	3,033,560
Barclays PLC (United Kingdom)
4.836%, 5/9/28	USD	5,575,000	6,301,253
BNP Paribas SA (France)
4.375%, 9/28/25(b)	USD	3,290,000	3,609,326
4.625%, 3/13/27(b)	USD	8,575,000	9,633,078
Boston Properties, Inc. (United States)
3.25%, 1/30/31	USD	4,375,000	4,647,960
Citigroup, Inc. (United States)
6.625%, 6/15/32	USD	7,284,000	9,783,843
USD LIBOR 3-Month
+ 6.37%,6.499%, 10/30/40(e)	USD	7,915,125	8,790,538
HSBC Holdings PLC (United Kingdom)
6.50%, 5/2/36	USD	4,500,000	6,187,818
6.50%, 9/15/37	USD	1,100,000	1,525,040
6.00%, 3/29/40	GBP	10,901,000	20,081,863
JPMorgan Chase & Co. (United States)
1.09%, 3/11/27(f)	EUR	11,450,000	13,779,041
4.25%, 10/1/27	USD	1,300,000	1,478,364
4.493%, 3/24/31(f)	USD	2,125,000	2,479,612
2.522%, 4/22/31(f)	USD	2,000,000	2,040,406

		Par Value	Value
2.956%, 5/13/31(f)	USD	4,150,000	$ 4,317,485
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	USD	2,200,000	2,415,827
4.582%, 12/10/25	USD	6,600,000	7,366,824
4.65%, 3/24/26	USD	2,175,000	2,444,463
NatWest Group PLC (United Kingdom)
5.125%, 5/28/24	USD	2,650,000	2,919,779
1.642%, 6/14/27(f)	USD	7,535,000	7,534,499
Navient Corp. (United States)
6.125%, 3/25/24	USD	13,500,000	14,455,125
UniCredit SPA (Italy)
7.296%, 4/2/34(b)(f)	USD	1,400,000	1,697,262
5.459%, 6/30/35(b)(f)	USD	16,175,000	17,844,981
Wells Fargo & Co. (United States)
4.30%, 7/22/27	USD	5,500,000	6,249,031
2.572%, 2/11/31(f)	USD	5,100,000	5,211,078
5.606%, 1/15/44	USD	2,750,000	3,712,833
4.65%, 11/4/44	USD	550,000	673,907
			186,590,881
Industrials: 29.1%
Altria Group, Inc. (United States)
5.95%, 2/14/49	USD	11,125,000	14,089,481
Anheuser-Busch InBev SA/NV (Belgium)
5.55%, 1/23/49	USD	3,775,000	5,112,632
AT&T, Inc. (United States)
3.15%, 9/4/36	EUR	11,175,000	15,687,371
5.25%, 3/1/37	USD	6,675,000	8,281,043
Bayer AG (Germany)
3.125%, 11/12/79(e)(f)	EUR	18,700,000	22,446,793
British American Tobacco PLC (United Kingdom)
3.75%, 3/23/71(e)(f)(g)	EUR	28,500,000	32,798,388
Cemex SAB de CV (Mexico)
7.375%, 6/5/27(b)	USD	1,050,000	1,163,127
5.45%, 11/19/29(b)	USD	5,775,000	6,258,656
5.20%, 9/17/30(b)	USD	9,945,000	10,681,427
Charter Communications, Inc. (United States)
4.50%, 5/1/32	USD	17,675,000	18,205,250
4.50%, 6/1/33(b)	USD	17,750,000	18,064,530
ConocoPhillips (United States)
3.75%, 10/1/27(b)	USD	725,000	809,709
4.30%, 8/15/28(b)	USD	1,800,000	2,072,709
CVS Health Corp. (United States)
4.30%, 3/25/28	USD	268,000	305,696
3.75%, 4/1/30	USD	250,000	277,738
4.78%, 3/25/38	USD	2,925,000	3,586,466
5.05%, 3/25/48	USD	3,975,000	5,116,629
Elanco Animal Health, Inc. (United States)
5.90%, 8/28/28	USD	19,463,000	22,771,710
Ford Motor Credit Co. LLC(h) (United States)
4.375%, 8/6/23	USD	3,200,000	3,332,352
4.063%, 11/1/24	USD	9,780,000	10,283,572
5.125%, 6/16/25	USD	8,175,000	8,880,094
4.134%, 8/4/25	USD	1,325,000	1,401,188
3.375%, 11/13/25	USD	3,500,000	3,596,250
Grupo Televisa SAB (Mexico)
8.50%, 3/11/32	USD	1,464,000	2,162,552
6.125%, 1/31/46	USD	4,075,000	5,598,144

See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox Global Bond Fund / 2

Consolidated Portfolio of Investments (unaudited)
September 30, 2021
Debt Securities (continued)
		Par Value	Value
5.25%, 5/24/49	USD	5,800,000	$ 7,334,100
Holcim, Ltd. (Switzerland)
7.125%, 7/15/36	USD	1,150,000	1,688,501
6.50%, 9/12/43(b)	USD	1,225,000	1,773,273
4.75%, 9/22/46(b)	USD	950,000	1,179,111
Imperial Brands PLC (United Kingdom)
4.875%, 6/7/32	GBP	12,082,000	18,871,029
Kinder Morgan, Inc. (United States)
6.95%, 1/15/38	USD	5,300,000	7,511,430
5.50%, 3/1/44	USD	675,000	839,541
5.55%, 6/1/45	USD	5,250,000	6,687,405
5.05%, 2/15/46	USD	1,925,000	2,327,680
Microchip Technology, Inc. (United States)
0.983%, 9/1/24(b)	USD	13,700,000	13,683,423
Millicom International Cellular SA (Luxembourg)
5.125%, 1/15/28(b)	USD	17,055,000	17,728,672
MTN Group, Ltd. (South Africa)
4.755%, 11/11/24(b)	USD	5,200,000	5,440,250
News Corp. (United States)
3.875%, 5/15/29(b)	USD	8,950,000	9,196,125
Occidental Petroleum Corp. (United States)
4.30%, 8/15/39	USD	750,000	739,710
6.60%, 3/15/46	USD	10,125,000	12,706,926
Prosus NV(h) (Netherlands)
2.031%, 8/3/32(b)	EUR	26,975,000	31,103,820
4.027%, 8/3/50(b)	USD	1,200,000	1,124,331
3.832%, 2/8/51(b)	USD	4,200,000	3,822,968
QVC, Inc.(h) (United States)
4.45%, 2/15/25	USD	8,950,000	9,576,500
TC Energy Corp. (Canada)
5.625%, 5/20/75(e)(f)	USD	3,600,000	3,883,500
5.875%, 8/15/76(e)(f)	USD	1,250,000	1,400,000
5.30%, 3/15/77(e)(f)	USD	25,642,000	27,533,097
5.50%, 9/15/79(e)(f)	USD	5,045,000	5,562,113
Telecom Italia SPA (Italy)
5.303%, 5/30/24(b)	USD	3,550,000	3,824,593
7.20%, 7/18/36	USD	19,283,000	23,621,675
7.721%, 6/4/38	USD	4,100,000	5,248,000
The Williams Companies, Inc. (United States)
5.75%, 6/24/44	USD	4,747,000	6,252,482
5.10%, 9/15/45	USD	5,650,000	6,995,159
T-Mobile U.S., Inc. (United States)
7.875%, 9/15/23	USD	16,247,000	18,153,585
3.50%, 4/15/31	USD	25,300,000	26,682,258
3.50%, 4/15/31(b)	USD	2,000,000	2,109,269
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	USD	5,591,000	6,080,212
5.25%, 6/6/29(b)	USD	7,216,000	7,721,120
VMware, Inc.(h) (United States)
1.40%, 8/15/26	USD	4,150,000	4,131,325
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(e)(f)	USD	8,825,000	10,795,218
4.125%, 6/4/81(e)(f)	USD	6,774,000	6,858,946
			543,170,854
Utilities: 3.5%
Dominion Energy, Inc. (United States)
5.75%, 10/1/54(e)(f)	USD	8,165,000	8,952,789
Enel SPA (Italy)
8.75%, 9/24/73(b)(e)(f)	USD	24,036,000	27,401,040

		Par Value	Value
NextEra Energy, Inc. (United States)
5.65%, 5/1/79(e)(f)	USD	8,075,000	$ 9,471,972
The Southern Co. (United States)
4.00%, 1/15/51(e)(f)	USD	1,650,000	1,744,165
5.50%, 3/15/57(e)(f)	USD	17,920,000	18,155,539
			65,725,505
			795,487,240
Total Debt Securities (Cost $1,914,464,243)			$1,913,573,640
Short-Term Investments: 8.7%
		Par Value/ Shares	Value
Repurchase Agreements: 8.3%
Fixed Income Clearing Corporation(i) 0.000%, dated 9/30/21, due 10/1/21, maturity value $155,563,000	USD	155,563,000	$ 155,563,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	USD	7,462,564	7,462,564
Total Short-term Investments (Cost $163,025,564)			$ 163,025,564
Total Investments in Securities (Cost $2,077,489,807)		111.1%	$2,076,599,204
Other Assets Less Liabilities		(11.1)%	(207,965,031)
Net Assets		100.0%	$1,868,634,173

3 / Dodge & Cox Global Bond Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
September 30, 2021
(a)	Inflation-linked
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.
(d)	The security was purchased on a to-be-announced (TBA) when-issued basis.
(e)	Hybrid security: characteristics of both a debt and equity security.
(f)	Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.
(g)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(h)	Subsidiary (see below)
(i)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.875%, 9/30/26. Total collateral value is $158,674,310.
Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.
In determining a parent company’s country designation, the Fund generally references the country of incorporation.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
ARS: Argentine Peso
BRL: Brazilian Real
COP: Colombian Peso
EUR: Euro
GBP: British Pound
IDR: Indonesian Rupiah
INR: Indian Rupee
KRW: South Korean Won
MXN: Mexican Peso
MYR: Malaysian Ringgit
NOK: Norwegian Krone
PEN: Peru Nuevo Sol
PLN: Polish Zloty
RUB: Russian Ruble
THB: Thai Baht
USD: United States Dollar

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro-Bobl Future— Short Position	(135)	12/8/21	$(21,099,981)	$ 135,834
Euro-Bund Future— Short Position	(405)	12/8/21	(79,667,947)	1,167,420
Euro-Buxl Future— Short Position	(18)	12/8/21	(4,239,700)	136,750
Long-Term U.S. Treasury Bond— Short Position	(308)	12/21/21	(49,039,375)	974,157
UK-Gilt Future— Short Position	(288)	12/29/21	(48,564,614)	1,333,537
Ultra 10 Year U.S. Treasury Note Future— Short Position	(185)	12/21/21	(26,871,250)	405,770
Ultra Long-Term U.S. Treasury Bond— Short Position	(286)	12/21/21	(54,643,875)	1,394,597
				$5,548,065
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
EUR: Euro
Bank of America	12/15/21	USD	2,627,424	EUR	2,198,356	$ 77,190
Bank of America	12/15/21	USD	1,775,502	EUR	1,486,220	51,391
Bank of America	12/15/21	USD	8,974,371	EUR	7,596,356	162,110
Bank of America	12/15/21	USD	2,730,279	EUR	2,295,250	67,641
Bank of America	12/15/21	USD	1,837,128	EUR	1,560,161	27,241
Bank of America	12/15/21	USD	4,633,662	EUR	3,939,410	63,693
Bank of America	12/15/21	USD	3,154,662	EUR	2,677,269	48,858
Bank of America	12/15/21	EUR	1,516,881	USD	1,794,676	(34,997)
HSBC	12/15/21	USD	1,475,430	EUR	1,207,532	74,615
HSBC	12/15/21	USD	29,594,761	EUR	24,315,725	1,386,956
Morgan Stanley	12/15/21	USD	1,809,772	EUR	1,473,193	100,773
Morgan Stanley	12/15/21	USD	1,763,333	EUR	1,474,329	53,017
Citibank	3/16/22	USD	6,100,053	EUR	5,205,374	48,922
See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox Global Bond Fund / 4

Consolidated Portfolio of Investments (unaudited)
September 30, 2021
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Goldman Sachs	3/16/22	USD	33,323,166	EUR	28,258,890	$ 472,836
HSBC	3/16/22	USD	31,991,278	EUR	27,011,995	590,436
GBP: British Pound
Bank of America	12/15/21	USD	3,832,380	GBP	2,784,704	79,887
HSBC	12/15/21	USD	15,656,725	GBP	11,091,208	710,906
HSBC	12/15/21	USD	1,652,294	GBP	1,186,360	53,630
JPMorgan	12/15/21	USD	2,439,923	GBP	1,776,998	45,352
Bank of America	3/16/22	USD	6,262,902	GBP	4,623,980	32,528
HSBC	3/16/22	USD	14,808,837	GBP	10,703,640	386,698
KRW: South Korean Won
State Street	3/23/22	USD	13,910,711	KRW	15,766,400,000	622,851
State Street	3/23/22	USD	2,599,364	KRW	2,943,000,000	119,015
State Street	3/23/22	USD	2,017,779	KRW	2,381,080,000	11,014
THB: Thai Baht
JPMorgan	6/22/22	USD	8,216,439	THB	258,900,000	554,604
State Street	6/22/22	USD	430,008	THB	14,490,206	1,188
Unrealized gain on currency forward contracts						5,843,352
Unrealized loss on currency forward contracts						(34,997)
Net unrealized gain on currency forward contracts						$5,808,355
The listed counterparty may be the parent company or one of its subsidiaries.
5 / Dodge & Cox Global Bond Fund	See accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■	Level 1: Quoted prices in active markets for identical securities
■	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2021:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
Government	$ —	$ 513,952,815
Government-Related	—	86,515,349
Securitized	—	517,618,236
Corporate	—	795,487,240
Short-Term Investments
Repurchase Agreements	—	155,563,000
Money Market Fund	7,462,564	—
Total Securities	$7,462,564	$2,069,136,640
Other Investments
Futures Contracts
Appreciation	$5,548,065	$ —
Currency Forward Contracts
Appreciation	—	5,843,352
Depreciation	—	(34,997)
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Dodge & Cox Global Bond Fund / 6

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
7 / Dodge & Cox Global Bond Fund